UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22959

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017 – January 31, 2018

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of January 31, 2018. The schedules have not been audited.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (76.4%)
Consumer Discretionary (10.6%)
Automobiles (1.1%)
Tesla, Inc.
2.375%, 3/15/22	$209,000	$262,012

Hotels, Restaurants & Leisure (1.6%)
Caesars Entertainment Corp.
5.000%, 10/1/24	177,000	371,763

Internet & Direct Marketing Retail (3.5%)
Ctrip.com International Ltd.
1.250%, 9/15/22	45,000	46,547
IAC FinanceCo, Inc.
0.875%, 10/1/22§	69,000	78,847
Liberty Expedia Holdings, Inc.
1.000%, 6/30/47§	102,000	103,060
Priceline Group, Inc. (The)
0.350%, 6/15/20	418,000	619,687

		848,141

Media (4.4%)
DISH Network Corp.
3.375%, 8/15/26	520,000	552,166
Liberty Interactive LLC
1.750%, 9/30/46§	177,000	216,846
Liberty Media Corp.
1.375%, 10/15/23	90,000	112,149
Liberty Media Corp.-Liberty Formula One
1.000%, 1/30/23§	71,000	83,550
Live Nation Entertainment, Inc.
2.500%, 5/15/19	56,000	75,196

		1,039,907

Total Consumer Discretionary		2,521,823

Energy (4.1%)
Energy Equipment & Services (1.8%)
Ensco Jersey Finance Ltd.
3.000%, 1/31/24	61,000	55,123
Nabors Industries, Inc.
0.750%, 1/15/24§	119,000	95,652
Oil States International, Inc.
1.500%, 2/15/23(b)§	73,000	74,573
SEACOR Holdings, Inc.
3.000%, 11/15/28	57,000	54,215
Weatherford International Ltd.
5.875%, 7/1/21	147,000	153,154

		432,717

Oil, Gas & Consumable Fuels (2.3%)
Cheniere Energy, Inc.
4.250%, 3/15/45	120,000	92,160
Chesapeake Energy Corp.
5.500%, 9/15/26	139,000	127,002
PDC Energy, Inc.
1.125%, 9/15/21	159,000	158,774
SM Energy Co.
1.500%, 7/1/21	156,000	158,688

		536,624

Total Energy		969,341

Financials (3.3%)
Capital Markets (0.1%)
New Mountain Finance Corp.
5.000%, 6/15/19	31,000	31,852

Consumer Finance (0.6%)
Encore Capital Group, Inc.
3.250%, 3/15/22§	30,000	33,145
PRA Group, Inc.
3.500%, 6/1/23§	99,000	102,715

		135,860

Insurance (1.3%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	100,000	303,883

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Blackstone Mortgage Trust, Inc. (REIT)
4.375%, 5/5/22	66,000	64,981
Western Asset Mortgage Capital Corp. (REIT)
6.750%, 10/1/22	60,000	58,699

		123,680

Thrifts & Mortgage Finance (0.8%)
LendingTree, Inc.
0.625%, 6/1/22§	106,000	194,867

Total Financials		790,142

Health Care (14.2%)
Biotechnology (6.3%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	65,000	60,954
Alder Biopharmaceuticals, Inc.
2.500%, 2/1/25	54,000	52,537
AMAG Pharmaceuticals, Inc.
3.250%, 6/1/22	50,000	43,957
BioMarin Pharmaceutical, Inc.
0.750%, 10/15/18	85,000	90,493
1.500%, 10/15/20	181,000	211,588
Clovis Oncology, Inc.
2.500%, 9/15/21	83,000	104,578
Exact Sciences Corp.
1.000%, 1/15/25	90,000	87,569
Flexion Therapeutics, Inc.
3.375%, 5/1/24§	144,000	163,385
Incyte Corp.
1.250%, 11/15/20	75,000	132,848
Insmed, Inc.
1.750%, 1/15/25	54,000	51,491
Intercept Pharmaceuticals, Inc.
3.250%, 7/1/23	29,000	23,009
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	128,000	136,692
Neurocrine Biosciences, Inc.
2.250%, 5/15/24§	65,000	87,472
Radius Health, Inc.
3.000%, 9/1/24	60,000	61,623
Sarepta Therapeutics, Inc.
1.500%, 11/15/24§	93,000	107,282
TESARO, Inc.
3.000%, 10/1/21	40,000	82,413

		1,497,891

Health Care Equipment & Supplies (1.7%)
DexCom, Inc.
0.750%, 5/15/22§	60,000	56,581
Nevro Corp.
1.750%, 6/1/21	62,000	69,269

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NuVasive, Inc.
2.250%, 3/15/21	$137,000	$146,233
Wright Medical Group NV
2.250%, 11/15/21	62,000	76,859
Wright Medical Group, Inc.
2.000%, 2/15/20	58,000	59,957

		408,899

Health Care Providers & Services (1.6%)
Anthem, Inc.
2.750%, 10/15/42	18,000	61,208
Molina Healthcare, Inc.
1.125%, 1/15/20	120,000	269,840
1.625%, 8/15/44	26,000	42,014

		373,062

Health Care Technology (0.8%)
Allscripts Healthcare Solutions, Inc.
1.250%, 7/1/20	105,000	112,980
Evolent Health, Inc.
2.000%, 12/1/21	22,000	22,179
Teladoc, Inc.
3.000%, 12/15/22§	60,000	69,364

		204,523

Pharmaceuticals (3.8%)
Depomed, Inc.
2.500%, 9/1/21	85,000	70,686
Dermira, Inc.
3.000%, 5/15/22§	104,000	117,957
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	125,000	115,625
Innoviva, Inc.
2.125%, 1/15/23	136,000	135,989
Jazz Investments I Ltd.
1.875%, 8/15/21	120,000	122,981
1.500%, 8/15/24§	59,000	56,576
Medicines Co. (The)
2.500%, 1/15/22	131,000	151,903
Pacira Pharmaceuticals, Inc.
2.375%, 4/1/22§	131,000	126,178

		897,895

Total Health Care		3,382,270

Industrials (6.2%)
Aerospace & Defense (0.3%)
Aerojet Rocketdyne Holdings, Inc.
2.250%, 12/15/23	52,000	65,227

Air Freight & Logistics (0.6%)
Echo Global Logistics, Inc.
2.500%, 5/1/20	139,000	145,560

Commercial Services & Supplies (0.3%)
Team, Inc.
5.000%, 8/1/23§	57,000	62,643

Construction & Engineering (1.6%)
Dycom Industries, Inc.
0.750%, 9/15/21	179,000	237,665
Tutor Perini Corp.
2.875%, 6/15/21	143,000	155,434

		393,099

Machinery (2.0%)
Chart Industries, Inc.
1.000%, 11/15/24§	155,000	167,754
Greenbrier Cos., Inc. (The)
3.500%, 4/1/18	30,000	42,605
2.875%, 2/1/24§	6,000	6,882
Meritor, Inc.
3.250%, 10/15/37§	60,000	66,340
Navistar International Corp.
4.750%, 4/15/19	121,000	131,298
Trinity Industries, Inc.
3.875%, 6/1/36	37,000	54,030

		468,909

Professional Services (0.4%)
Huron Consulting Group, Inc.
1.250%, 10/1/19	95,000	88,706

Transportation Infrastructure (1.0%)
Macquarie Infrastructure Corp.
2.875%, 7/15/19	60,000	61,790
2.000%, 10/1/23	191,000	181,855

		243,645

Total Industrials		1,467,789

Information Technology (35.9%)
Communications Equipment (2.9%)
Ciena Corp.
3.750%, 10/15/18	150,000	174,514
4.000%, 12/15/20	44,000	57,560
Finisar Corp.
0.500%, 12/15/36	81,000	73,497
Lumentum Holdings, Inc.
0.250%, 3/15/24§	151,000	161,207
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19	145,000	211,783

		678,561

Electronic Equipment, Instruments & Components (1.2%)
TTM Technologies, Inc.
1.750%, 12/15/20	105,000	186,730
Vishay Intertechnology, Inc.
2.250%, 11/15/40	50,000	85,850

		272,580

Internet Software & Services (4.5%)
Akamai Technologies, Inc.
(Zero Coupon), 2/15/19	61,000	61,340
Altaba, Inc.
(Zero Coupon), 12/1/18	67,000	100,845
Cornerstone OnDemand, Inc.
1.500%, 7/1/18	150,000	149,042
Coupa Software, Inc.
0.375%, 1/15/23(b)§	47,000	50,995
Nutanix, Inc.
(Zero Coupon), 1/15/23(b)§	93,000	90,470
Pandora Media, Inc.
1.750%, 12/1/20	110,000	96,965
Twitter, Inc.
0.250%, 9/15/19	125,000	119,797
VeriSign, Inc.
4.702%, 8/15/37	100,000	335,107
Weibo Corp.
1.250%, 11/15/22§	61,000	73,609

		1,078,170

IT Services (0.6%)
Cardtronics, Inc.
1.000%, 12/1/20	41,000	38,163
CSG Systems International, Inc.
4.250%, 3/15/36	89,000	98,213

		136,376

Semiconductors & Semiconductor Equipment (16.6%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	83,000	155,337
Cypress Semiconductor Corp.
2.000%, 2/1/23§	173,000	186,989

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Inphi Corp.
1.125%, 12/1/20	$87,000	$90,619
0.750%, 9/1/21	15,000	13,853
Integrated Device Technology, Inc.
0.875%, 11/15/22	150,000	167,490
Intel Corp.
3.250%, 8/1/39	226,000	518,670
Microchip Technology, Inc.
1.625%, 2/15/25	137,000	250,474
1.625%, 2/15/27§	485,000	589,144
2.250%, 2/15/37§	12,000	14,749
Micron Technology, Inc.
Series F
2.125%, 2/15/33	47,000	187,541
Series G
3.000%, 11/15/43	444,000	676,389
Novellus Systems, Inc.
2.625%, 5/15/41	94,000	535,327
NVIDIA Corp.
1.000%, 12/1/18	9,000	109,859
ON Semiconductor Corp.
1.000%, 12/1/20	120,000	171,547
Rambus, Inc.
1.375%, 2/1/23(b)§	91,000	85,959
SunPower Corp.
0.750%, 6/1/18	56,000	55,300
4.000%, 1/15/23	30,000	24,810
Synaptics, Inc.
0.500%, 6/15/22§	61,000	57,502
Veeco Instruments, Inc.
2.700%, 1/15/23	72,000	64,627

		3,956,186

Software (9.6%)
Citrix Systems, Inc.
0.500%, 4/15/19	150,000	198,723
FireEye, Inc.
Series A
1.000%, 6/1/35	148,000	139,401
HubSpot, Inc.
0.250%, 6/1/22§	61,000	73,254
Nuance Communications, Inc.
1.000%, 12/15/35	158,000	153,486
Proofpoint, Inc.
0.750%, 6/15/20	63,000	85,555
PROS Holdings, Inc.
2.000%, 12/1/19	80,000	85,920
RealPage, Inc.
1.500%, 11/15/22§	47,000	62,848
Red Hat, Inc.
0.250%, 10/1/19	118,000	211,438
Rovi Corp.
0.500%, 3/1/20	60,000	57,093
salesforce.com, Inc.
0.250%, 4/1/18	308,000	526,652
ServiceNow, Inc.
(Zero Coupon), 11/1/18	70,000	140,869
(Zero Coupon), 6/1/22§	119,000	145,580
Synchronoss Technologies, Inc.
0.750%, 8/15/19	95,000	83,552
Take-Two Interactive Software, Inc.
1.000%, 7/1/18	18,000	105,796
Verint Systems, Inc.
1.500%, 6/1/21	129,000	125,109
Workday, Inc.
0.750%, 7/15/18	59,000	84,716
0.250%, 10/1/22§	15,000	15,619

		2,295,611

Technology Hardware, Storage & Peripherals (0.5%)
Electronics For Imaging, Inc.
0.750%, 9/1/19	65,000	62,628
Western Digital Corp.
1.500%, 2/1/24(b)§	61,000	62,260

		124,888

Total Information Technology		8,542,372

Materials (1.6%)
Construction Materials (1.6%)
Cemex SAB de CV
3.720%, 3/15/20	365,000	390,608

Total Materials		390,608

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Colony NorthStar, Inc. (REIT)
5.000%, 4/15/23	65,000	64,222
IH Merger Sub LLC (REIT)
3.500%, 1/15/22§	54,000	60,954

Total Real Estate		125,176

Total Convertible Bonds		18,189,521

Total Long-Term Debt Securities (76.4%) (Cost $16,157,888)		18,189,521

	Number of Shares
CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.6%)
Food Products (0.6%)
Bunge Ltd.,
4.875%	592	66,600
Post Holdings, Inc.,
2.500%	595	85,483

Total Consumer Staples		152,083

Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Hess Corp.,
8.000%	1,390	83,219
Kinder Morgan, Inc.,
Series A
9.750%	1,691	62,246
WPX Energy, Inc.,
Series A
6.250%	1,480	93,033

Total Energy		238,498

Financials (6.9%)
Banks (6.8%)
Bank of America Corp.,
Series L
7.250%	292	368,504
Huntington Bancshares, Inc.,
Series A
8.500%	347	472,267

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Wells Fargo & Co.,
Series L
7.500%	610	$780,800

		1,621,571

Capital Markets (0.1%)
AMG Capital Trust II,
5.150%	545	34,167

Total Financials		1,655,738

Health Care (5.7%)
Health Care Equipment & Supplies (2.0%)
Becton Dickinson and Co.,
Series A
6.125%	7,646	479,557

Health Care Providers & Services (1.8%)
Anthem, Inc.,
5.250%	6,880	413,213

Pharmaceuticals (1.9%)
Allergan plc,
Series A
5.500%	703	455,333

Total Health Care		1,348,103

Industrials (0.9%)
Commercial Services & Supplies (0.2%)
Stericycle, Inc.,
5.250%	798	47,026

Machinery (0.7%)
Rexnord Corp.,
Series A
5.750%	1,335	81,876
Stanley Black & Decker, Inc.,
5.375%	802	95,558

		177,434

Total Industrials		224,460

Information Technology (1.1%)
Electronic Equipment, Instruments & Components (1.1%)
Belden, Inc.,
6.750%	1,528	169,868
MTS Systems Corp.,
8.750%	812	94,153

Total Information Technology		264,021

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Crown Castle International Corp. (REIT),
Series A
6.875%	186	208,104
Welltower, Inc. (REIT),
Series I
6.500%	2,076	120,138

Total Real Estate		328,242

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
Frontier Communications Corp.,
Series A
11.125%	2,857	36,427

Total Telecommunication Services		36,427

Utilities (0.6%)
Electric Utilities (0.2%)
NextEra Energy, Inc.,
6.123%	1,095	61,933

Multi-Utilities (0.4%)
Dominion Energy, Inc.,
Series A
6.750%	1,210	61,069
Sempra Energy,
Series A
6.000%*	270	27,000

		88,069

Total Utilities		150,002

Total Convertible Preferred Stocks (18.4%) (Cost $4,581,838)		4,397,574

COMMON STOCKS:
Consumer Discretionary (1.3%)
Household Durables (1.3%)
CalAtlantic Group, Inc.	5,357	300,688

Total Consumer Discretionary		300,688

Information Technology (0.1%)
Semiconductors & Semiconductor Equipment (0.1%)
Cypress Semiconductor Corp.	882	15,250

Total Information Technology		15,250

Telecommunication Services (1.5%)
Wireless Telecommunication Services (1.5%)
T-Mobile US, Inc.*	5,625	366,188

Total Telecommunication Services		366,188

Total Common Stocks (2.9%) (Cost $596,648)		682,126

Total Investments in Securities (97.7%) (Cost $21,336,374)		23,269,221
Other Assets Less Liabilities (2.3%)		556,194

Net Assets (100%)		$23,825,415

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2018, the market value of these securities amounted to $3,802,808 or 16.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At January 31, 2018, the market value of these securities amounted to $364,257 or 1.5% of net assets.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$300,688	$—	$—	$300,688
Information Technology	15,250	—	—	15,250
Telecommunication Services	366,188	—	—	366,188
Convertible Bonds
Consumer Discretionary	—	2,521,823	—	2,521,823
Energy	—	969,341	—	969,341
Financials	—	790,142	—	790,142
Health Care	—	3,382,270	—	3,382,270
Industrials	—	1,467,789	—	1,467,789
Information Technology	—	8,542,372	—	8,542,372
Materials	—	390,608	—	390,608
Real Estate	—	125,176	—	125,176
Convertible Preferred Stocks
Consumer Staples	66,600	85,483	—	152,083
Energy	238,498	—	—	238,498
Financials	1,621,571	34,167	—	1,655,738
Health Care	1,348,103	—	—	1,348,103
Industrials	224,460	—	—	224,460
Information Technology	169,868	94,153	—	264,021
Real Estate	328,242	—	—	328,242
Telecommunication Services	36,427	—	—	36,427
Utilities	150,002	—	—	150,002

Total Assets	$4,865,897	$18,403,324	$—	$23,269,221

Total Liabilities	$—	$—	$—	$—

Total	$4,865,897	$18,403,324	$—	$23,269,221

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2018.

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,123,471
Aggregate gross unrealized depreciation	(1,320,345)

Net unrealized appreciation	$1,803,126

Federal income tax cost of investments in securities and derivative instruments, if applicable	$21,466,095

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.6%)
VOLT LIV LLC,
Series 2017-NPL1 A1
3.500%, 2/25/47(e)§	$454,669	$454,813
VOLT LVIII LLC,
Series 2017-NPL5 A1
3.375%, 5/28/47(e)§	511,706	512,120

Total Asset-Backed Securities		966,933

Collateralized Mortgage Obligations (12.0%)
CHL Mortgage Pass-Through Trust,
Series 2006-OA5 2A1
1.761%, 4/25/46(l)	955,955	824,896
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	1,266,520	1,294,672
FirstKey Mortgage Trust,
Series 2014-1 A8
3.500%, 11/25/44(l)§	401,961	401,461
FNMA,
Series 2013-41 SC
3.658%, 5/25/43(l)	1,199,297	941,607
Series 2013-5 EZ
2.000%, 8/25/42	804,954	714,353
Series 2017-13 ML
3.000%, 8/25/41	934,780	928,675
Series 2017-4 CH
3.000%, 6/25/42	215,896	216,484
New Residential Mortgage Loan Trust,
Series 2016-1A A1
3.750%, 3/25/56(l)§	608,143	615,257
RALI Trust,
Series 2006-QS4 A10
6.000%, 4/25/36	778,034	712,316
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-7 A1
6.000%, 6/25/37	530,451	527,232

Total Collateralized Mortgage Obligations		7,176,953

Corporate Bonds (13.9%)
Consumer Discretionary (2.0%)
Auto Components (0.0%)
Delphi Technologies plc
5.000%, 10/1/25§	10,000	9,963

Automobiles (0.2%)
Ford Motor Co.
7.450%, 7/16/31	80,000	101,135
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 2.192%, 8/7/20(k)	20,000	20,068

		121,203

Hotels, Restaurants & Leisure (0.9%)
1011778 BC ULC
4.250%, 5/15/24§	65,000	63,784
Caesars Resort Collection LLC
5.250%, 10/15/25§	70,000	69,398
Constellation Merger Sub, Inc.
8.500%, 9/15/25§	35,000	34,258
Eldorado Resorts, Inc.
6.000%, 4/1/25	65,000	67,925
Hilton Domestic Operating Co., Inc.
4.250%, 9/1/24	65,000	64,701
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	55,000	53,316
Scientific Games International, Inc.
5.000%, 10/15/25(b)§	35,000	35,044
Six Flags Entertainment Corp.
4.875%, 7/31/24§	65,000	65,897
Viking Cruises Ltd.
5.875%, 9/15/27§	65,000	65,084

		519,407

Household Durables (0.1%)
Newell Brands, Inc.
5.500%, 4/1/46	40,000	45,655

Internet & Direct Marketing Retail (0.1%)
Amazon.com, Inc.
4.050%, 8/22/47§	50,000	51,654
Netflix, Inc.
4.875%, 4/15/28§	30,000	29,673

		81,327

Leisure Products (0.0%)
Hasbro, Inc.
3.500%, 9/15/27	15,000	14,206

Media (0.5%)
Cengage Learning, Inc.
9.500%, 6/15/24§	60,000	56,850
Charter Communications Operating LLC
4.908%, 7/23/25	100,000	104,160
Comcast Corp.
4.200%, 8/15/34	40,000	41,826
4.400%, 8/15/35	5,000	5,345
Omnicom Group, Inc.
3.600%, 4/15/26	100,000	99,409

		307,590

Specialty Retail (0.2%)
Beacon Escrow Corp.
4.875%, 11/1/25§	65,000	64,760
PetSmart, Inc.
7.125%, 3/15/23§	40,000	25,152
5.875%, 6/1/25§	30,000	23,139

		113,051

Total Consumer Discretionary		1,212,402

Consumer Staples (1.2%)
Beverages (0.1%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	45,000	50,800

Food & Staples Retailing (0.1%)
Kroger Co. (The)
6.150%, 1/15/20	5,000	5,338
3.400%, 4/15/22	50,000	50,649

		55,987

Food Products (0.8%)
B&G Foods, Inc.
5.250%, 4/1/25	65,000	65,000
JBS USA LUX SA
7.250%, 6/1/21§	65,000	66,300
Kraft Heinz Foods Co.
2.000%, 7/2/18	50,000	49,970
2.800%, 7/2/20	160,000	159,824
Post Holdings, Inc.
5.500%, 3/1/25§	65,000	66,950

See Notes to Portfolio of Investments.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Smithfield Foods, Inc.
4.250%, 2/1/27§	$55,000	$55,378

		463,422

Household Products (0.1%)
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	65,000	63,375

Tobacco (0.1%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.88%), 2.296%, 8/15/22(k)§	10,000	10,143
Reynolds American, Inc.
4.000%, 6/12/22	60,000	61,981

		72,124

Total Consumer Staples		705,708

Energy (2.1%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co. LLC
4.080%, 12/15/47(b)§	95,000	94,020
Schlumberger Holdings Corp.
2.350%, 12/21/18§	25,000	25,030

		119,050

Oil, Gas & Consumable Fuels (1.9%)
Canadian Natural Resources Ltd.
2.950%, 1/15/23	80,000	79,054
Cheniere Energy Partners LP
5.250%, 10/1/25§	65,000	66,222
Enable Midstream Partners LP
4.400%, 3/15/27	50,000	50,328
Energy Transfer LP
4.750%, 1/15/26	85,000	88,214
4.200%, 4/15/27	5,000	4,969
Extraction Oil & Gas, Inc.
5.625%, 2/1/26(b)§	20,000	20,020
Gulfport Energy Corp.
6.375%, 5/15/25	40,000	40,800
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	105,000	129,680
MEG Energy Corp.
7.000%, 3/31/24§	20,000	17,326
Moss Creek Resources Holdings, Inc.
7.500%, 1/15/26(b)§	25,000	26,032
NGL Energy Partners LP
7.500%, 11/1/23	55,000	57,475
Peabody Energy Corp.
6.000%, 3/31/22§	65,000	67,516
Petroleos Mexicanos
6.750%, 9/21/47	45,000	47,053
Phillips 66
5.875%, 5/1/42	22,000	27,827
QEP Resources, Inc.
5.250%, 5/1/23	35,000	35,744
5.625%, 3/1/26	35,000	35,962
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	90,000	95,515
Sanchez Energy Corp.
6.125%, 1/15/23	80,000	69,800
Sunoco LP
5.500%, 2/15/26(b)§	30,000	30,564
Vine Oil & Gas LP
8.750%, 4/15/23§	30,000	30,114
Whiting Petroleum Corp.
6.625%, 1/15/26§	65,000	66,385
Williams Partners LP
3.750%, 6/15/27	30,000	29,737

		1,116,337

Total Energy		1,235,387

Financials (2.4%)
Banks (0.5%)
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	40,000	39,062
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 2.522%, 5/17/24(k)	105,000	107,589
MUFG Americas Holdings Corp.
1.625%, 2/9/18	15,000	14,998
2.250%, 2/10/20	10,000	9,908
Santander Holdings USA, Inc.
3.400%, 1/18/23§	110,000	108,584

		280,141

Capital Markets (0.2%)
Morgan Stanley
2.750%, 5/19/22	50,000	49,240
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	55,000	54,450
S&P Global, Inc.
4.400%, 2/15/26	20,000	21,209

		124,899

Consumer Finance (1.0%)
Ally Financial, Inc.
4.125%, 3/30/20	40,000	40,412
4.250%, 4/15/21	5,000	5,094
American Express Co.
2.500%, 8/1/22	105,000	102,804
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 2.487%, 1/30/23(k)	35,000	35,016
Discover Financial Services
4.100%, 2/9/27	100,000	100,545
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 2.686%, 1/5/23(k)	60,000	60,114
3.950%, 4/13/24	15,000	15,175
Synchrony Financial
3.000%, 8/15/19	50,000	50,204
3.950%, 12/1/27	160,000	156,853

		566,217

Insurance (0.7%)
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	55,000	58,025
Athene Global Funding
3.000%, 7/1/22§	50,000	48,839
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	60,000	79,049
New York Life Global Funding
2.300%, 6/10/22§	140,000	136,054
NFP Corp.
6.875%, 7/15/25§	65,000	67,392
Nuveen Finance LLC
2.950%, 11/1/19§	46,000	46,304

		435,663

Total Financials		1,406,920

See Notes to Portfolio of Investments.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (1.3%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	$60,000	$65,162

Health Care Equipment & Supplies (0.4%)
Avantor, Inc.
6.000%, 10/1/24§	35,000	35,262
9.000%, 10/1/25§	30,000	29,664
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	165,000	164,458

		229,384

Health Care Providers & Services (0.3%)
Centene Corp.
4.750%, 1/15/25	65,000	66,059
Tenet Healthcare Corp.
8.125%, 4/1/22	55,000	57,063
Universal Hospital Services, Inc.
7.625%, 8/15/20	65,000	65,488

		188,610

Pharmaceuticals (0.5%)
inVentiv Group Holdings, Inc.
7.500%, 10/1/24§	55,000	59,675
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	50,000	48,503
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	110,000	97,180
Valeant Pharmaceuticals International, Inc.
5.500%, 11/1/25§	70,000	70,525

		275,883

Total Health Care		759,039

Industrials (1.3%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
6.875%, 3/15/39	21,000	30,147
Lockheed Martin Corp.
4.700%, 5/15/46	70,000	79,238
TransDigm, Inc.
6.375%, 6/15/26	65,000	66,709

		176,094

Air Freight & Logistics (0.1%)
FedEx Corp.
4.750%, 11/15/45	45,000	49,470

Airlines (0.0%)
Delta Air Lines, Inc.
3.625%, 3/15/22	25,000	25,157

Building Products (0.1%)
Owens Corning
4.400%, 1/30/48	50,000	49,125

Commercial Services & Supplies (0.1%)
Prime Security Services Borrower LLC
9.250%, 5/15/23§	60,000	66,378

Machinery (0.1%)
BlueLine Rental Finance Corp.
9.250%, 3/15/24§	60,000	65,250

Road & Rail (0.5%)
Burlington Northern Santa Fe LLC
4.550%, 9/1/44	55,000	62,118
CSX Corp.
3.800%, 11/1/46	50,000	48,863
DAE Funding LLC
5.000%, 8/1/24§	60,000	59,235
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	100,000	102,056

		272,272

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.250%, 3/1/25	65,000	63,174

Total Industrials		766,920

Information Technology (1.0%)
Communications Equipment (0.1%)
CB Escrow Corp.
8.000%, 10/15/25§	15,000	15,075
Riverbed Technology, Inc.
8.875%, 3/1/23§	35,000	33,469

		48,544

Electronic Equipment, Instruments & Components (0.2%)
Arrow Electronics, Inc.
3.875%, 1/12/28	105,000	103,087

Internet Software & Services (0.1%)
GTT Communications, Inc.
7.875%, 12/31/24§	60,000	64,350

IT Services (0.0%)
Fidelity National Information Services, Inc.
3.625%, 10/15/20	20,000	20,412

Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc.
4.350%, 4/1/47	50,000	54,366

Software (0.5%)
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	55,000	60,500
Microsoft Corp.
4.450%, 11/3/45	45,000	50,701
Oracle Corp.
4.125%, 5/15/45	100,000	104,887
Solera LLC
10.500%, 3/1/24§	30,000	33,900
Sophia LP
9.000%, 9/30/23§	55,000	58,850

		308,838

Total Information Technology		599,597

Materials (0.9%)
Chemicals (0.5%)
Ashland LLC
4.750%, 8/15/22	60,000	62,250
Hexion, Inc.
10.375%, 2/1/22§	65,000	62,810
Mosaic Co. (The)
4.050%, 11/15/27	105,000	104,029
Platform Specialty Products Corp.
5.875%, 12/1/25§	55,000	55,759

		284,848

Containers & Packaging (0.2%)
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	60,000	61,650

See Notes to Portfolio of Investments.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Plastipak Holdings, Inc.
6.250%, 10/15/25§	$35,000	$36,270

		97,920

Metals & Mining (0.1%)
Vale Overseas Ltd.
5.875%, 6/10/21	65,000	70,655

Paper & Forest Products (0.1%)
Georgia-Pacific LLC
3.600%, 3/1/25§	95,000	96,275

Total Materials		549,698

Real Estate (0.3%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
Boston Properties LP (REIT)
4.125%, 5/15/21	45,000	46,831
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	50,000	48,765
3.800%, 2/15/28	50,000	49,007
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	65,000	65,487

Total Real Estate		210,090

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
5.250%, 3/1/37	145,000	152,080
CCO Holdings LLC
5.000%, 2/1/28§	50,000	48,250
Cincinnati Bell, Inc.
7.000%, 7/15/24§	50,000	48,250
Frontier Communications Corp.
8.500%, 4/15/20	15,000	14,645
Intelsat Jackson Holdings SA
7.250%, 10/15/20	60,000	52,428
Level 3 Financing, Inc.
5.375%, 1/15/24	65,000	64,919
Orange SA
2.750%, 2/6/19	50,000	50,165
Sprint Capital Corp.
6.875%, 11/15/28	15,000	15,487
Telesat Canada
8.875%, 11/15/24§	60,000	66,750
Verizon Communications, Inc.
4.400%, 11/1/34	50,000	50,564

		563,538

Wireless Telecommunication Services (0.1%)
Sprint Corp.
7.125%, 6/15/24	30,000	30,414

Total Telecommunication Services		593,952

Utilities (0.4%)
Electric Utilities (0.4%)
American Electric Power Co., Inc.
3.200%, 11/13/27	15,000	14,537
Fortis, Inc.
2.100%, 10/4/21	55,000	53,153
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27	25,000	24,926
NextEra Energy Operating Partners LP
4.500%, 9/15/27§	65,000	64,025
Southern Co. (The)
2.450%, 9/1/18	75,000	75,097

Total Utilities		231,738

Total Corporate Bonds		8,271,451

Mortgage-Backed Securities (4.5%)
FHLMC
3.000%, 3/1/46	810,410	795,310
3.500%, 5/1/46	794,338	796,914
3.000%, 9/1/46	723,537	709,829
FNMA
3.500%, 7/1/42	401,306	408,925

Total Mortgage-Backed Securities		2,710,978

U.S. Treasury Obligations (11.4%)
U.S. Treasury Bonds
2.750%, 11/15/42	120,000	116,552
3.625%, 8/15/43	90,000	101,422
2.875%, 8/15/45	110,000	108,762
2.875%, 11/15/46	330,000	325,834
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/22 TIPS	588,282	579,764
0.375%, 7/15/27 TIPS	131,089	128,661
U.S. Treasury Notes
1.125%, 1/15/19	1,460,000	1,448,953
0.750%, 2/15/19	510,000	503,643
1.250%, 10/31/21	420,000	402,580
1.750%, 11/30/21	400,000	390,187
2.000%, 12/31/21	400,000	393,537
1.875%, 1/31/22	410,000	401,153
1.750%, 3/31/22	380,000	369,485
1.875%, 8/31/24	420,000	400,582
2.125%, 9/30/24	180,000	174,196
2.250%, 10/31/24	80,000	77,984
2.375%, 5/15/27	70,000	68,030
2.250%, 11/15/27	840,000	806,269

Total U.S. Treasury Obligations		6,797,594

Total Long-Term Debt Securities (43.4%) (Cost $26,356,216)		25,923,909

	Number of Shares
COMMON STOCKS:
Consumer Discretionary (3.2%)
Automobiles (0.5%)
General Motors Co.	6,063	257,132

Hotels, Restaurants & Leisure (0.3%)
Starbucks Corp.	2,997	170,260

Internet & Direct Marketing Retail (1.2%)
Amazon.com, Inc.*	342	496,204
JD.com, Inc. (ADR)*	4,796	236,107

		732,311

Media (0.9%)
Discovery Communications, Inc., Class A*	8,533	213,922
Twenty-First Century Fox, Inc., Class A	9,040	333,576

		547,498

Specialty Retail (0.3%)
L Brands, Inc.	3,843	192,496

See Notes to Portfolio of Investments.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Total Consumer Discretionary		$1,899,697

Consumer Staples (1.6%)
Food & Staples Retailing (1.1%)
CVS Health Corp.	2,276	179,098
Kroger Co. (The)	9,321	282,986
Walmart, Inc.	2,126	226,632

		688,716

Tobacco (0.5%)
Philip Morris International, Inc.	2,765	296,491

Total Consumer Staples		985,207

Energy (1.5%)
Energy Equipment & Services (0.5%)
Halliburton Co.	2,562	137,579
Patterson-UTI Energy, Inc.	5,803	137,067

		274,646

Oil, Gas & Consumable Fuels (1.0%)
Apache Corp.	3,493	156,731
Devon Energy Corp.	3,093	127,957
Newfield Exploration Co.*	5,737	181,634
Pioneer Natural Resources Co.	881	161,144

		627,466

Total Energy		902,112

Financials (4.4%)
Banks (2.7%)
Citigroup, Inc.	6,646	521,578
Fifth Third Bancorp	7,684	254,340
JPMorgan Chase & Co.	4,343	502,355
Wells Fargo & Co.	4,868	320,217

		1,598,490

Capital Markets (0.8%)
Goldman Sachs Group, Inc. (The)	898	240,565
Intercontinental Exchange, Inc.	2,939	217,016

		457,581

Diversified Financial Services (0.4%)
Leucadia National Corp.	9,758	264,149

Insurance (0.5%)
MetLife, Inc.	6,987	335,865

Total Financials		2,656,085

Health Care (3.4%)
Biotechnology (0.6%)
Amgen, Inc.	1,779	330,983

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	5,097	316,829

Health Care Providers & Services (0.5%)
Cigna Corp.	1,442	300,441

Pharmaceuticals (1.8%)
AstraZeneca plc (ADR)	5,804	203,488
Bristol-Myers Squibb Co.	3,957	247,708
Novartis AG (ADR)	3,069	276,394
Roche Holding AG (ADR)	4,478	138,818
Sanofi (ADR)	5,266	231,336

		1,097,744

Total Health Care		2,045,997

Industrials (1.5%)
Air Freight & Logistics (0.3%)
FedEx Corp.	534	140,164

Electrical Equipment (0.5%)
Eaton Corp. plc	3,439	288,773

Professional Services (0.3%)
Equifax, Inc.	1,527	190,768

Trading Companies & Distributors (0.4%)
MSC Industrial Direct Co., Inc., Class A	2,683	251,880

Total Industrials		871,585

Information Technology (5.1%)
Communications Equipment (0.4%)
Juniper Networks, Inc.	4,955	129,573
Telefonaktiebolaget LM Ericsson (ADR)	19,653	126,566

		256,139

Internet Software & Services (1.0%)
Alphabet, Inc., Class A*	531	627,759

IT Services (1.8%)
Cognizant Technology Solutions Corp., Class A	4,156	324,085
PayPal Holdings, Inc.*	5,362	457,486
Visa, Inc., Class A	2,438	302,872

		1,084,443

Semiconductors & Semiconductor Equipment (0.5%)
QUALCOMM, Inc.	4,046	276,140

Software (0.9%)
Microsoft Corp.	1,827	173,583
Oracle Corp.	7,097	366,134

		539,717

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.	1,709	286,138

Total Information Technology		3,070,336

Materials (0.5%)
Construction Materials (0.5%)
Cemex SAB de CV (ADR)*	32,535	269,715

Total Materials		269,715

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
Verizon Communications, Inc.	5,125	277,109

Total Telecommunication Services		277,109

Total Common Stocks (21.7%) (Cost $10,342,946)		12,977,843

INVESTMENT COMPANIES:
DoubleLine Floating Rate Fund‡	240,586	2,398,643
DoubleLine Global Bond Fund‡	135,610	1,445,604

Total Investment Companies (6.5%) (Cost $3,725,000)		3,844,247

	Principal Amount
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (21.2%)
U.S. Treasury Bills
1.26%, 2/1/18(p)	$6,500,000	6,499,773
1.49%, 6/7/18(p)	1,240,000	1,233,534

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
1.57%, 7/12/18(p)	$5,000,000	$4,964,840

Total U.S. Treasury Obligations		12,698,147

Total Short-Term Investments (21.2%) (Cost $ 12,698,558)		12,698,147

Total Investments in Securities (92.8%) (Cost $ 53,122,720)		55,444,146
Other Assets Less Liabilities (7.2%)		4,322,162

Net Assets (100%)		$59,766,308

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2018, the market value of these securities amounted to $5,187,644 or 8.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At January 31, 2018, the market value of these securities amounted to $205,680 or 0.3% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2018. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2018.

(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2018.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CAPE — Cyclically Adjusted Price Earnings

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended January 31, 2018, were as follows:

Security Description	Shares at January 31, 2018	Market Value October 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value January 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
DoubleLine Floating Rate Fund	240,586	2,391,425	—	—	—	7,218	2,398,643	22,613	—
DoubleLine Global Bond Fund	135,610	1,415,770	—	—	—	29,834	1,445,604	7,597	—

Total		3,807,195	—	—	—	37,052	3,844,247	30,210	—

OTC Total return swap contracts outstanding as of January 31, 2018 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector ER USD Index	0.47% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	2/20/2018	USD	1,900,000	61,392
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	4/30/2018	USD	11,000,000	1,975,645

								2,037,037

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$966,933	$—	$966,933
Collateralized Mortgage Obligations	—	7,176,953	—	7,176,953
Common Stocks
Consumer Discretionary	1,899,697	—	—	1,899,697
Consumer Staples	985,207	—	—	985,207
Energy	902,112	—	—	902,112
Financials	2,656,085	—	—	2,656,085
Health Care	2,045,997	—	—	2,045,997
Industrials	871,585	—	—	871,585
Information Technology	3,070,336	—	—	3,070,336
Materials	269,715	—	—	269,715
Telecommunication Services	277,109	—	—	277,109
Corporate Bonds
Consumer Discretionary	—	1,212,402	—	1,212,402
Consumer Staples	—	705,708	—	705,708
Energy	—	1,235,387	—	1,235,387
Financials	—	1,406,920	—	1,406,920
Health Care	—	759,039	—	759,039
Industrials	—	766,920	—	766,920
Information Technology	—	599,597	—	599,597
Materials	—	549,698	—	549,698
Real Estate	—	210,090	—	210,090
Telecommunication Services	—	593,952	—	593,952
Utilities	—	231,738	—	231,738
Investment Companies	3,844,247	—	—	3,844,247
Mortgage-Backed Securities	—	2,710,978	—	2,710,978
Short-Term Investments
U.S. Treasury Obligations	—	12,698,147	—	12,698,147
Total Return Swaps	—	2,037,037	—	2,037,037
U.S. Treasury Obligations	—	6,797,594	—	6,797,594

Total Assets	$16,822,090	$40,659,093	$—	$57,481,183

Total Liabilities	$—	$—	$—	$—

Total	$16,822,090	$40,659,093	$—	$57,481,183

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2018.

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,060,324
Aggregate gross unrealized depreciation	(704,452)

Net unrealized appreciation	$4,355,872

Federal income tax cost of investments in securities and derivative instruments, if applicable	$53,125,311

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.8%)
Auto Components (1.5%)
Brembo SpA	2,500	$40,350
Dana, Inc.	10,000	329,900
Lear Corp.	400	77,256
Superior Industries International, Inc.	5,000	84,250

		531,756

Diversified Consumer Services (1.3%)
ServiceMaster Global Holdings, Inc.*	8,000	421,760
Universal Technical Institute, Inc.*	16,000	44,480

		466,240

Hotels, Restaurants & Leisure (2.3%)
Cheesecake Factory, Inc. (The)	4,500	221,355
Golden Entertainment, Inc.*	4,758	149,021
Nathan’s Famous, Inc.	3,000	214,200
Wynn Resorts Ltd.	1,200	198,708

		783,284

Household Durables (2.0%)
Bassett Furniture Industries, Inc.	7,400	251,230
Hunter Douglas NV	2,000	176,797
La-Z-Boy, Inc.	2,000	60,300
Lennar Corp., Class B	4,260	215,726

		704,053

Internet & Direct Marketing Retail (0.4%)
Lands’ End, Inc.*	8,000	134,400

Leisure Products (0.4%)
Mattel, Inc.	9,000	142,560

Media (10.1%)
Beasley Broadcast Group, Inc., Class A	500	6,275
Clear Channel Outdoor Holdings, Inc., Class A	14,000	67,900
EW Scripps Co. (The), Class A*	37,500	600,375
JCDecaux SA	2,500	108,201
Liberty Media Corp.-Liberty Braves, Class C*	9,000	211,590
Loral Space & Communications, Inc.*	3,288	153,385
Madison Square Garden Co. (The), Class A*	1,501	323,976
Meredith Corp.	1,000	66,140
MSG Networks, Inc., Class A*	5,000	120,000
Salem Media Group, Inc.	3,500	16,275
Tribune Media Co., Class A	20,000	851,800
Viacom, Inc., Class B	22,500	751,950
WideOpenWest, Inc.*	22,000	225,280

		3,503,147

Multiline Retail (0.8%)
JC Penney Co., Inc.*	66,000	244,860
Macy’s, Inc.	1,500	38,925

		283,785

Specialty Retail (1.0%)
Aaron’s, Inc.	800	32,712
Advance Auto Parts, Inc.	500	58,495
Tractor Supply Co.	3,600	274,500

		365,707

Total Consumer Discretionary		6,914,932

Consumer Staples (6.8%)
Beverages (1.5%)
Cott Corp.	12,000	199,920
Davide Campari-Milano SpA	24,000	191,000
National Beverage Corp.	800	88,376
Remy Cointreau SA	400	52,642

		531,938

Food & Staples Retailing (0.9%)
Ingles Markets, Inc., Class A	9,500	319,200
Rite Aid Corp.*	4,000	8,720

		327,920

Food Products (2.0%)
Maple Leaf Foods, Inc.	5,000	141,667
McCormick & Co., Inc.	1,800	196,308
Snyder’s-Lance, Inc.	7,000	349,859

		687,834

Household Products (1.5%)
Energizer Holdings, Inc.	5,500	320,210
Oil-Dri Corp. of America	5,000	194,450

		514,660

Personal Products (0.9%)
Avon Products, Inc.*	40,000	97,600
Edgewell Personal Care Co.*	3,800	214,548

		312,148

Total Consumer Staples		2,374,500

Energy (1.8%)
Energy Equipment & Services (1.8%)
Dril-Quip, Inc.*	7,500	387,375
Weatherford International plc*	60,000	236,400

Total Energy		623,775

Financials (2.6%)
Banks (1.9%)
Atlantic Capital Bancshares, Inc.*	2,600	46,410
FCB Financial Holdings, Inc., Class A*	4,000	219,200
Flushing Financial Corp.	8,522	239,980
State Bank Financial Corp.	6,000	183,060

		688,650

Capital Markets (0.7%)
Cohen & Steers, Inc.	1,800	73,386
Waddell & Reed Financial, Inc., Class A	7,000	161,000

		234,386

Total Financials		923,036

Health Care (10.0%)
Biotechnology (3.3%)
Bioverativ, Inc.*	6,000	618,360
Juno Therapeutics, Inc.*	6,000	514,860

		1,133,220

Health Care Equipment & Supplies (2.2%)
Exactech, Inc.*	6,000	300,600
K2M Group Holdings, Inc.*	22,000	463,540

		764,140

Health Care Providers & Services (1.5%)
Kindred Healthcare, Inc.	30,000	276,000
Patterson Cos., Inc.	6,800	244,052

		520,052

Health Care Technology (2.8%)
Evolent Health, Inc., Class A*	38,000	535,800
Teladoc, Inc.*	12,000	448,800

		984,600

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	300	77,559

Total Health Care		3,479,571

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (24.1%)
Aerospace & Defense (3.1%)
Aerojet Rocketdyne Holdings, Inc.*	4,000	$110,000
Orbital ATK, Inc.	5,000	659,500
Textron, Inc.	5,500	322,685

		1,092,185

Air Freight & Logistics (0.4%)
Park-Ohio Holdings Corp.	3,027	126,075

Building Products (1.1%)
Armstrong Flooring, Inc.*	9,300	144,057
Griffon Corp.	12,000	240,600

		384,657

Commercial Services & Supplies (0.6%)
Team, Inc.*	12,000	204,000

Construction & Engineering (0.1%)
Layne Christensen Co.*	3,000	40,470

Electrical Equipment (0.0%)
AMETEK, Inc.	200	15,260

Machinery (12.8%)
Astec Industries, Inc.	4,800	299,520
CNH Industrial NV	24,000	352,800
Eastern Co. (The)	14,000	374,500
EnPro Industries, Inc.	4,700	413,553
Federal Signal Corp.	2,500	50,850
Flowserve Corp.	17,000	770,439
Graco, Inc.	4,500	210,600
ITT, Inc.	1,000	56,000
Mueller Industries, Inc.	11,500	380,535
Mueller Water Products, Inc., Class A	26,000	302,380
Navistar International Corp.*	12,200	559,126
Trinity Industries, Inc.	3,500	120,645
Twin Disc, Inc.*	20,000	589,600

		4,480,548

Road & Rail (1.1%)
Hertz Global Holdings, Inc.*	17,500	401,275

Trading Companies & Distributors (4.9%)
Ashtead Group plc	2,000	59,776
GATX Corp.	5,000	355,700
Herc Holdings, Inc.*	10,000	657,200
Kaman Corp.	10,000	627,000

		1,699,676

Total Industrials		8,444,146

Information Technology (7.7%)
Communications Equipment (0.4%)
Communications Systems, Inc.	18,000	63,000
EchoStar Corp., Class A*	1,000	61,060

		124,060

Internet Software & Services (2.7%)
comScore, Inc.*	13,000	294,450
Gogo, Inc.*	14,000	134,960
Internap Corp.*	24,000	401,520
Pandora Media, Inc.*	26,000	124,280

		955,210

IT Services (3.0%)
Blackhawk Network Holdings, Inc.*	4,000	181,800
DST Systems, Inc.	10,000	833,700
MoneyGram International, Inc.*	3,500	42,280

		1,057,780

Semiconductors & Semiconductor Equipment (0.3%)
Microsemi Corp.*	1,500	92,685

Software (0.5%)
BroadSoft, Inc.*	3,000	164,700

Technology Hardware, Storage & Peripherals (0.8%)
Diebold Nixdorf, Inc.	16,000	295,200

Total Information Technology		2,689,635

Materials (10.2%)
Chemicals (5.3%)
Calgon Carbon Corp.	25,000	533,750
Chr Hansen Holding A/S	1,200	104,896
GCP Applied Technologies, Inc.*	15,000	501,000
Tredegar Corp.	15,000	275,250
Valvoline, Inc.	16,500	406,725

		1,821,621

Containers & Packaging (1.1%)
Myers Industries, Inc.	19,000	399,000

Metals & Mining (3.0%)
Ampco-Pittsburgh Corp.	11,000	149,600
Freeport-McMoRan, Inc.*	10,000	195,000
Materion Corp.	600	29,820
TimkenSteel Corp.*	42,000	679,980

		1,054,400

Paper & Forest Products (0.8%)
KapStone Paper and Packaging Corp.	8,000	277,120

Total Materials		3,552,141

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Ryman Hospitality Properties, Inc. (REIT)	6,000	459,300
Seritage Growth Properties (REIT), Class A	1,600	65,920

		525,220

Real Estate Management & Development (0.9%)
St Joe Co. (The)*	17,000	319,600

Total Real Estate		844,820

Telecommunication Services (2.9%)
Diversified Telecommunication Services (0.1%)
Cincinnati Bell, Inc.*	3,000	51,750

Wireless Telecommunication Services (2.8%)
Millicom International Cellular SA	3,000	223,260
Millicom International Cellular SA (SDR)	5,000	372,784
United States Cellular Corp.*	10,000	363,700

		959,744

Total Telecommunication Services		1,011,494

Utilities (3.7%)
Electric Utilities (0.0%)
El Paso Electric Co.	200	10,440

Gas Utilities (1.6%)
National Fuel Gas Co.	10,000	557,500

Independent Power and Renewable Electricity Producers (2.1%)
AES Corp.	50,000	578,000

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Calpine Corp.*	10,000	$150,900

		728,900

Total Utilities		1,296,840

Total Common Stocks (92.0%) (Cost $27,891,473)		32,154,890

CONVERTIBLE PREFERRED STOCK:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc.0.000%(r)* (Cost $400)	4	215

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 6/30/25(r)* (Cost $—)	22	9

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (5.7%)
JPMorgan Prime Money Market Fund, IM Shares	1,996,767	1,997,167

Total Short-Term Investment (5.7%) (Cost $1,997,167)		1,997,167

Total Investments in Securities (97.7%) (Cost $29,889,040)		34,152,281
Other Assets Less Liabilities (2.3%)		803,773

Net Assets (100%)		$34,956,054

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

Glossary:

SDR — Swedish Depositary Receipt

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$6,589,584	$325,348	$—	$6,914,932
Consumer Staples	1,740,100	634,400	—	2,374,500
Energy	623,775	—	—	623,775
Financials	923,036	—	—	923,036
Health Care	3,479,571	—	—	3,479,571
Industrials	8,009,870	434,276	—	8,444,146
Information Technology	2,626,635	63,000	—	2,689,635
Materials	3,447,245	104,896	—	3,552,141
Real Estate	844,820	—	—	844,820
Telecommunication Services	415,450	596,044	—	1,011,494
Utilities	1,296,840	—	—	1,296,840
Convertible Preferred Stock
Health Care	—	—	215	215
Short-Term Investment
Investment Company	1,997,167	—	—	1,997,167
Warrants
Health Care	—	—	9	9

Total Assets	$31,994,093	$2,157,964	$224	$34,152,281

Total Liabilities	$—	$—	$—	$—

Total	$31,994,093	$2,157,964	$224	$34,152,281

(a)	A security with a market value of $194,450 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended January 31, 2018.

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,765,003
Aggregate gross unrealized depreciation	(584,939)

Net unrealized appreciation	$4,180,064

Federal income tax cost of investments in securities and derivative instruments, if applicable	$29,972,217

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Belgium (1.5%)
Anheuser-Busch InBev SA/NV	3,866	$437,457

Chile (2.0%)
Antofagasta plc	44,712	591,039

China (5.7%)
Alibaba Group Holding Ltd. (ADR)*	4,736	967,518
ANTA Sports Products Ltd.	142,000	684,346

		1,651,864

Finland (1.4%)
Sampo OYJ, Class A	6,977	405,135

France (5.5%)
Dassault Systemes SE	5,510	635,387
Financiere de L’Odet	474	626,747
Publicis Groupe SA	4,798	331,683

		1,593,817

Germany (4.8%)
Fresenius SE & Co. KGaA	7,577	663,021
Henkel AG & Co. KGaA (Preference)(q)	5,133	717,586

		1,380,607

Israel (1.8%)
Check Point Software Technologies Ltd.*	5,083	525,633

Japan (11.2%)
Kose Corp.	5,000	861,042
Rakuten, Inc.	32,200	290,765
SoftBank Group Corp.	9,400	773,216
THK Co. Ltd.	17,500	724,558
Unicharm Corp.	22,200	592,773

		3,242,354

Mexico (3.2%)
Banregio Grupo Financiero SAB de CV	94,900	591,068
Fomento Economico Mexicano SAB de CV	35,600	347,206

		938,274

Peru (1.9%)
Credicorp Ltd.	2,341	542,246

South Africa (2.9%)
Naspers Ltd., Class N	2,948	841,747

Spain (1.4%)
Industria de Diseno Textil SA	11,248	403,168

Switzerland (2.4%)
Roche Holding AG	2,798	689,767

United Kingdom (1.6%)
Reckitt Benckiser Group plc	4,753	459,104

United States (51.7%)
Alphabet, Inc., Class A*	731	864,203
Amazon.com, Inc.*	881	1,278,234
Apple, Inc.	4,590	768,504
Bank of the Ozarks, Inc.	15,251	761,787
Berkshire Hathaway, Inc., Class B*	4,738	1,015,732
BlackRock, Inc.	1,090	612,362
Charles Schwab Corp. (The)	18,504	987,003
Concho Resources, Inc.*	4,576	720,445
DexCom, Inc.*	9,579	557,498
Ecolab, Inc.	5,429	747,465
EOG Resources, Inc.	6,688	769,120
Facebook, Inc., Class A*	4,259	795,964
FedEx Corp.	2,886	757,517
IPG Photonics Corp.*	3,284	827,404
O’Reilly Automotive, Inc.*	2,327	615,934
Proofpoint, Inc.*	4,633	472,659
QUALCOMM, Inc.	5,283	360,565
Starbucks Corp.	8,490	482,317
Stryker Corp.	4,731	777,682
Wells Fargo & Co.	11,895	782,453

		14,954,848

Total Common Stocks (99.0%) (Cost $20,613,359)		28,657,060

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	180,938	180,974

Total Short-Term Investment (0.6%) (Cost $180,974)		180,974

Total Investments in Securities (99.6%) (Cost $20,794,333)		28,838,034
Other Assets Less Liabilities (0.4%)		113,338

Net Assets (100%)		$28,951,372

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

Sector Weightings as of January 31, 2018	Market Value	% of Net Assets
Information Technology	$6,217,837	21.5%
Financials	5,697,786	19.7
Consumer Discretionary	4,928,194	17.0
Consumer Staples	3,415,168	11.8
Health Care	2,687,968	9.3
Industrials	2,108,822	7.3
Energy	1,489,565	5.1
Materials	1,338,504	4.6
Telecommunication Services	773,216	2.7
Investment Company	180,974	0.6
Cash and Other	113,338	0.4

		100.0%

Holdings are subject to change without notice.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$2,376,485	$2,551,709	$—	$4,928,194
Consumer Staples	347,206	3,067,962	—	3,415,168
Energy	1,489,565	—	—	1,489,565
Financials	5,292,651	405,135	—	5,697,786
Health Care	1,335,180	1,352,788	—	2,687,968
Industrials	757,517	1,351,305	—	2,108,822
Information Technology	5,582,450	635,387	—	6,217,837
Materials	747,465	591,039	—	1,338,504
Telecommunication Services	—	773,216	—	773,216
Short-Term Investment
Investment Company	180,974	—	—	180,974

Total Assets	$18,109,493	$10,728,541	$—	$28,838,034

Total Liabilities	$—	$—	$—	$—

Total	$18,109,493	$10,728,541	$—	$28,838,034

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2018.

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,227,086
Aggregate gross unrealized depreciation	(183,481)

Net unrealized appreciation	$8,043,605

Federal income tax cost of investments in securities and derivative instruments, if applicable	$20,794,429

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (96.6%)
Consumer Discretionary (14.7%)
Auto Components (0.4%)
Icahn Enterprises LP
6.000%, 8/1/20	$54,000	$55,269
6.375%, 12/15/25§	82,000	83,435

		138,704

Distributors (1.1%)
American Tire Distributors, Inc.
10.250%, 3/1/22§	240,000	247,350
Univar USA, Inc.
6.750%, 7/15/23§	128,000	133,760

		381,110

Hotels, Restaurants & Leisure (2.5%)
1011778 BC ULC
4.625%, 1/15/22§	225,000	229,792
5.000%, 10/15/25§	115,000	115,288
Eldorado Resorts, Inc.
7.000%, 8/1/23	114,000	121,558
LTF Merger Sub, Inc.
8.500%, 6/15/23§	212,000	222,600
MGM Resorts International
8.625%, 2/1/19	85,000	89,573
Silversea Cruise Finance Ltd.
7.250%, 2/1/25§	41,000	44,075

		822,886

Household Durables (0.9%)
American Greetings Corp.
7.875%, 2/15/25§	139,000	147,687
Mattamy Group Corp.
6.500%, 10/1/25§	90,000	94,838
PulteGroup, Inc.
5.000%, 1/15/27	60,000	62,208

		304,733

Media (7.6%)
Altice Luxembourg SA
7.750%, 5/15/22§	200,000	192,000
Cablevision Systems Corp.
7.750%, 4/15/18	185,000	186,998
Cequel Communications Holdings I LLC
6.375%, 9/15/20§	298,000	301,725
5.125%, 12/15/21§	121,000	121,756
CSC Holdings LLC
7.875%, 2/15/18	80,000	80,150
DISH DBS Corp.
7.875%, 9/1/19	162,000	172,336
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	65,000	66,300
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24§	174,000	170,520
Meredith Corp.
6.875%, 2/1/26(b)§	132,000	134,917
MHGE Parent LLC
8.500%, 8/1/19 PIK§	191,000	189,687
National CineMedia LLC
6.000%, 4/15/22	92,000	93,265
Regal Entertainment Group
5.750%, 3/15/22	134,000	138,355
Tribune Media Co.
5.875%, 7/15/22	48,000	49,622
Unitymedia GmbH
6.125%, 1/15/25§	200,000	210,700
Ziggo Bond Finance BV
6.000%, 1/15/27§	200,000	197,000
Ziggo Secured Finance BV
5.500%, 1/15/27§	200,000	198,500

		2,503,831

Multiline Retail (0.7%)
Cumberland Farms, Inc.
6.750%, 5/1/25§	45,000	48,038
Dollar Tree, Inc.
5.250%, 3/1/20	85,000	86,169
5.750%, 3/1/23	96,000	100,098

		234,305

Specialty Retail (1.5%)
L Brands, Inc.
6.750%, 7/1/36	72,000	72,540
Penske Automotive Group, Inc.
5.750%, 10/1/22	85,000	87,550
Staples, Inc.
8.500%, 9/15/25§	335,000	322,639

		482,729

Total Consumer Discretionary		4,868,298

Consumer Staples (4.9%)
Food & Staples Retailing (1.5%)
Fresh Market, Inc. (The)
9.750%, 5/1/23§	106,000	73,670
Rite Aid Corp.
9.250%, 3/15/20	115,000	116,006
6.750%, 6/15/21	148,000	150,827
6.125%, 4/1/23§	178,000	165,985

		506,488

Food Products (2.5%)
Clearwater Seafoods, Inc.
6.875%, 5/1/25§	73,000	74,460
JBS USA LUX SA
8.250%, 2/1/20§	115,000	115,576
5.750%, 6/15/25§	195,000	193,053
Lamb Weston Holdings, Inc.
4.875%, 11/1/26§	73,000	74,460
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	98,000	98,862
Post Holdings, Inc.
5.750%, 3/1/27§	175,000	175,875
5.625%, 1/15/28§	78,000	77,563

		809,849

Household Products (0.5%)
Central Garden & Pet Co.
5.125%, 2/1/28	32,000	31,802
Spectrum Brands, Inc.
6.625%, 11/15/22	135,000	140,062

		171,864

Personal Products (0.4%)
Prestige Brands, Inc.
6.375%, 3/1/24§	131,000	134,773

Total Consumer Staples		1,622,974

Energy (13.4%)
Energy Equipment & Services (0.7%)
Nabors Industries, Inc.
5.750%, 2/1/25(b)§	106,000	104,145
Precision Drilling Corp.
7.750%, 12/15/23	106,000	113,558

		217,703

Oil, Gas & Consumable Fuels (12.7%)
American Midstream Partners LP
8.500%, 12/15/21§	252,000	259,887

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Antero Resources Corp.
5.625%, 6/1/23	$117,000	$121,388
Blue Racer Midstream LLC
6.125%, 11/15/22§	246,000	255,686
Calumet Specialty Products Partners LP
7.625%, 1/15/22	181,000	183,950
Crestwood Midstream Partners LP
6.250%, 4/1/23	124,000	129,115
CrownRock LP
5.625%, 10/15/25§	180,000	181,800
Delek Logistics Partners LP
6.750%, 5/15/25§	175,000	178,500
Endeavor Energy Resources LP
5.500%, 1/30/26§	56,000	56,700
Genesis Energy LP
5.625%, 6/15/24	136,000	132,430
6.500%, 10/1/25	213,000	216,727
Gulfport Energy Corp.
6.375%, 1/15/26§	110,000	111,518
Holly Energy Partners LP
6.000%, 8/1/24§	56,000	58,660
MEG Energy Corp.
6.500%, 1/15/25§	58,000	56,695
Oasis Petroleum, Inc.
6.875%, 3/15/22	96,000	98,880
Parsley Energy LLC
6.250%, 6/1/24§	110,000	115,918
5.625%, 10/15/27§	96,000	98,525
PBF Holding Co. LLC
7.000%, 11/15/23	94,000	98,348
PBF Logistics LP
6.875%, 5/15/23§	70,000	72,891
6.875%, 5/15/23	214,000	222,837
PDC Energy, Inc.
5.750%, 5/15/26§	116,000	118,320
Range Resources Corp.
5.750%, 6/1/21	85,000	88,825
RSP Permian, Inc.
6.625%, 10/1/22	231,000	242,550
Sanchez Energy Corp.
6.125%, 1/15/23	173,000	150,943
SemGroup Corp.
5.625%, 7/15/22	154,000	155,540
5.625%, 11/15/23	100,000	98,630
SM Energy Co.
6.750%, 9/15/26	109,000	113,774
Southern Star Central Corp.
5.125%, 7/15/22§	110,000	113,396
Southwestern Energy Co.
7.750%, 10/1/27	125,000	130,313
Summit Midstream Holdings LLC
5.500%, 8/15/22	150,000	151,500
Targa Resources Partners LP
6.750%, 3/15/24	153,000	162,563
Whiting Petroleum Corp.
6.625%, 1/15/26§	72,000	73,534

		4,250,343

Total Energy		4,468,046

Financials (3.4%)
Capital Markets (0.3%)
Eagle Holding Co. II LLC
7.625%, 5/15/22 PIK§	98,000	99,715

Consumer Finance (1.4%)
Ally Financial, Inc.
4.625%, 5/19/22	92,000	94,760
Enova International, Inc.
9.750%, 6/1/21	51,000	53,996
8.500%, 9/1/24§	160,000	166,000
TMX Finance LLC
8.500%, 9/15/18§	137,000	133,575

		448,331

Insurance (0.9%)
Hub Holdings LLC
8.125%, 7/15/19 PIK§	175,000	175,219
HUB International Ltd.
7.875%, 10/1/21§	125,000	129,850

		305,069

Thrifts & Mortgage Finance (0.8%)
Stearns Holdings LLC
9.375%, 8/15/20§	271,000	279,130

Total Financials		1,132,245

Health Care (12.6%)
Biotechnology (0.7%)
Sotera Health Topco, Inc.
8.125%, 11/1/21 PIK§	222,000	224,775

Health Care Equipment & Supplies (1.1%)
Greatbatch Ltd.
9.125%, 11/1/23§	230,000	250,171
Sotera Health Holdings LLC
6.500%, 5/15/23§	120,000	125,100

		375,271

Health Care Providers & Services (7.7%)
Centene Corp.
6.125%, 2/15/24	127,000	134,785
Envision Healthcare Corp.
5.625%, 7/15/22	96,000	97,440
6.250%, 12/1/24§	92,000	96,830
HCA, Inc.
7.500%, 2/15/22	195,000	219,131
7.690%, 6/15/25	91,000	102,985
5.875%, 2/15/26	135,000	141,588
4.500%, 2/15/27	128,000	127,526
LifePoint Health, Inc.
5.500%, 12/1/21	123,000	124,784
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	124,000	133,151
Polaris Intermediate Corp.
8.500%, 12/1/22 PIK§	224,000	232,820
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	132,000	138,600
Surgery Center Holdings, Inc.
8.875%, 4/15/21§	70,000	73,281
6.750%, 7/1/25§	92,000	88,780
Team Health Holdings, Inc.
6.375%, 2/1/25§	218,000	203,285
Tenet Healthcare Corp.
7.500%, 1/1/22§	223,000	235,711
5.125%, 5/1/25§	97,000	95,671
7.000%, 8/1/25§	87,000	85,369
WellCare Health Plans, Inc.
5.250%, 4/1/25	95,000	99,199
West Street Merger Sub, Inc.
6.375%, 9/1/25§	142,000	143,605

		2,574,541

Health Care Technology (0.6%)
Quintiles IMS, Inc.
4.875%, 5/15/23§	184,000	190,440

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (2.5%)
Endo Finance LLC
7.250%, 1/15/22§	$128,000	$111,040
inVentiv Group Holdings, Inc.
7.500%, 10/1/24§	140,000	151,900
Valeant Pharmaceuticals International, Inc.
7.500%, 7/15/21§	106,000	106,265
6.125%, 4/15/25§	205,000	183,515
5.500%, 11/1/25§	149,000	150,118
9.000%, 12/15/25§	114,000	116,953

		819,791

Total Health Care		4,184,818

Industrials (14.9%)
Aerospace & Defense (1.9%)
Bombardier, Inc.
7.500%, 12/1/24§	155,000	162,859
Spirit AeroSystems, Inc.
5.250%, 3/15/22	60,000	61,675
TransDigm, Inc.
5.500%, 10/15/20	107,000	108,204
6.000%, 7/15/22	142,000	145,734
Triumph Group, Inc.
7.750%, 8/15/25	155,000	164,114

		642,586

Airlines (1.0%)
Intrepid Aviation Group Holdings LLC
6.875%, 2/15/19§	328,000	324,720

Building Products (1.6%)
Standard Industries, Inc.
5.500%, 2/15/23§	236,000	246,030
6.000%, 10/15/25§	90,000	95,625
Summit Materials LLC
6.125%, 7/15/23	172,000	178,450

		520,105

Commercial Services & Supplies (3.2%)
ACCO Brands Corp.
5.250%, 12/15/24§	120,000	122,400
APX Group, Inc.
8.875%, 12/1/22(b)§	114,000	122,621
Covanta Holding Corp.
6.375%, 10/1/22	94,000	96,237
5.875%, 7/1/25	47,000	47,766
Matthews International Corp.
5.250%, 12/1/25§	85,000	86,063
Multi-Color Corp.
6.125%, 12/1/22§	135,000	140,399
4.875%, 11/1/25§	66,000	66,000
Nielsen Finance LLC
5.000%, 4/15/22§	146,000	148,380
Prime Security Services Borrower LLC
9.250%, 5/15/23§	160,000	177,008
Waste Pro USA, Inc.
5.500%, 2/15/26(b)§	72,000	73,260

		1,080,134

Construction & Engineering (0.8%)
AECOM
5.750%, 10/15/22	178,000	185,120
AECOM Global II LLC
5.000%, 4/1/22	95,000	97,019

		282,139

Machinery (1.7%)
Novelis Corp.
5.875%, 9/30/26§	136,000	140,162
Shape Technologies Group, Inc.
7.625%, 2/1/20§	145,000	147,900
Welbilt, Inc.
9.500%, 2/15/24	232,000	261,435

		549,497

Professional Services (1.1%)
Jaguar Holding Co. II
6.375%, 8/1/23§	342,000	351,337

Road & Rail (3.3%)
DAE Funding LLC
5.000%, 8/1/24§	168,000	165,858
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	342,000	355,465
Neovia Logistics Services LLC
8.875%, 8/1/20§	245,000	200,606
Park Aerospace Holdings Ltd.
5.500%, 2/15/24§	162,000	160,380
Watco Cos. LLC
6.375%, 4/1/23§	206,000	212,953

		1,095,262

Trading Companies & Distributors (0.3%)
International Lease Finance Corp.
6.250%, 5/15/19	80,000	83,564

Total Industrials		4,929,344

Information Technology (13.4%)
Communications Equipment (0.5%)
CommScope Technologies LLC
6.000%, 6/15/25§	144,000	151,517

Electronic Equipment, Instruments & Components (0.2%)
Itron, Inc.
5.000%, 1/15/26§	70,000	70,266

Internet Software & Services (2.4%)
GTT Communications, Inc.
7.875%, 12/31/24§	136,000	145,860
Match Group, Inc.
6.375%, 6/1/24	85,000	92,012
5.000%, 12/15/27§	81,000	81,203
Rackspace Hosting, Inc.
8.625%, 11/15/24§	199,000	211,696
Zayo Group LLC
6.000%, 4/1/23	125,000	130,625
5.750%, 1/15/27§	134,000	136,184

		797,580

IT Services (2.6%)
Alliance Data Systems Corp.
6.375%, 4/1/20§	50,000	50,315
5.375%, 8/1/22§	275,000	278,383
Exela Intermediate LLC
10.000%, 7/15/23§	174,000	171,616
First Data Corp.
7.000%, 12/1/23§	193,000	203,383
Gartner, Inc.
5.125%, 4/1/25§	63,000	65,520
Unisys Corp.
10.750%, 4/15/22§	85,000	95,200

		864,417

Semiconductors & Semiconductor Equipment (0.8%)
NXP BV
4.625%, 6/1/23§	270,000	282,150

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Software (4.8%)
Ascend Learning LLC
6.875%, 8/1/25§	$53,000	$54,855
BMC Software, Inc.
7.250%, 6/1/18	39,000	39,402
Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK§	145,000	145,218
Change Healthcare Holdings LLC
5.750%, 3/1/25§	235,000	239,113
CURO Financial Technologies Corp.
12.000%, 3/1/22§	338,000	373,914
HNA Ecotech Panorama Cayman Co. Ltd.
8.000%, 4/15/21§	120,000	126,600
Informatica LLC
7.125%, 7/15/23§	120,000	123,600
Solera LLC
10.500%, 3/1/24§	148,000	167,240
Sophia LP
9.000%, 9/30/23§	318,000	340,260

		1,610,202

Technology Hardware, Storage & Peripherals (2.1%)
Dell International LLC
5.875%, 6/15/21§	288,000	297,994
7.125%, 6/15/24§	137,000	149,508
Everi Payments, Inc.
7.500%, 12/15/25§	130,000	133,575
NCR Corp.
4.625%, 2/15/21	75,000	75,515
5.875%, 12/15/21	43,000	44,156

		700,748

Total Information Technology		4,476,880

Materials (6.5%)
Chemicals (4.0%)
Blue Cube Spinco, Inc.
10.000%, 10/15/25	112,000	134,120
Huntsman International LLC
4.875%, 11/15/20	98,000	101,614
INEOS Group Holdings SA
5.625%, 8/1/24§	200,000	205,460
Koppers, Inc.
6.000%, 2/15/25§	101,000	106,555
NOVA Chemicals Corp.
4.875%, 6/1/24§	95,000	95,475
Nufarm Australia Ltd.
6.375%, 10/15/19§	215,000	217,956
PQ Corp.
6.750%, 11/15/22§	85,000	90,844
5.750%, 12/15/25§	112,000	115,360
Rayonier AM Products, Inc.
5.500%, 6/1/24§	260,000	261,637

		1,329,021

Containers & Packaging (2.2%)
Berry Global, Inc.
5.500%, 5/15/22	96,000	99,130
5.125%, 7/15/23	124,000	128,811
BWAY Holding Co.
5.500%, 4/15/24§	108,000	111,920
7.250%, 4/15/25§	284,000	296,071
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	96,911	98,364

		734,296

Metals & Mining (0.3%)
Aleris International, Inc.
9.500%, 4/1/21§	45,000	47,700
ArcelorMittal
7.500%, 10/15/39	52,000	67,148

		114,848

Total Materials		2,178,165

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Equinix, Inc. (REIT)
5.875%, 1/15/26	90,000	95,625
SBA Communications Corp. (REIT)
4.875%, 9/1/24	90,000	89,775

		185,400

Real Estate Management & Development (0.9%)
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	112,000	115,640
Howard Hughes Corp. (The)
5.375%, 3/15/25§	210,000	212,100

		327,740

Total Real Estate		513,140

Telecommunication Services (10.2%)
Diversified Telecommunication Services (7.0%)
CCO Holdings LLC
5.250%, 3/15/21	95,000	96,425
5.250%, 9/30/22	97,000	99,309
5.125%, 5/1/23§	263,000	266,787
5.750%, 2/15/26§	145,000	150,075
5.875%, 5/1/27§	280,000	288,064
CenturyLink, Inc.
Series G
6.875%, 1/15/28	90,000	83,588
Series W
6.750%, 12/1/23	96,000	93,388
Cincinnati Bell, Inc.
7.000%, 7/15/24§	167,000	161,155
Intelsat Jackson Holdings SA
7.250%, 10/15/20	296,000	258,645
Intelsat Luxembourg SA
8.125%, 6/1/23	148,000	63,270
Level 3 Financing, Inc.
5.375%, 8/15/22	228,000	231,420
SFR Group SA
6.000%, 5/15/22§	200,000	195,760
Sprint Capital Corp.
6.900%, 5/1/19	60,000	62,438
8.750%, 3/15/32	110,000	129,943
Windstream Services LLC
7.750%, 10/15/20	43,000	36,752
8.625%, 10/31/25§	134,000	125,464

		2,342,483

Wireless Telecommunication Services (3.2%)
Digicel Ltd.
6.000%, 4/15/21§	250,000	248,438
Sprint Communications, Inc.
7.000%, 8/15/20	50,000	52,750
Sprint Corp.
7.875%, 9/15/23	275,000	291,279
7.125%, 6/15/24	160,000	162,208
T-Mobile USA, Inc.
6.000%, 3/1/23	171,000	178,986
6.375%, 3/1/25	94,000	99,875

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
5.375%, 4/15/27	$20,000	$21,000

		1,054,536

Total Telecommunication Services		3,397,019

Utilities (1.1%)
Independent Power and Renewable Electricity Producers (0.9%)
Calpine Corp.
5.750%, 1/15/25	155,000	146,863
NRG Energy, Inc.
6.250%, 7/15/22	60,000	62,178
Talen Energy Supply LLC
4.600%, 12/15/21	88,000	83,204

		292,245

Water Utilities (0.2%)
Core & Main LP
6.125%, 8/15/25§	81,000	81,810

Total Utilities		374,055

Total Corporate Bonds		32,144,984

Total Long-Term Debt Securities (96.6%) (Cost $31,817,029)		32,144,984

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (2.1%)
JPMorgan Prime Money Market Fund, IM Shares	710,033	710,175

Total Short-Term Investment (2.1%) (Cost $710,176)		710,175

Total Investments in Securities (98.7%) (Cost $32,527,205)		32,855,159
Other Assets Less Liabilities (1.3%)		432,759

Net Assets (100%)		$33,287,918

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2018, the market value of these securities amounted to $21,623,395 or 65.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At January 31, 2018, the market value of these securities amounted to $434,943 or 1.3% of net assets.

Glossary:

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total

Assets:
Corporate Bonds
Consumer Discretionary	$—	$4,868,298	$—	$4,868,298
Consumer Staples	—	1,622,974	—	1,622,974
Energy	—	4,468,046	—	4,468,046
Financials	—	1,132,245	—	1,132,245
Health Care	—	4,184,818	—	4,184,818
Industrials	—	4,929,344	—	4,929,344
Information Technology	—	4,476,880	—	4,476,880
Materials	—	2,178,165	—	2,178,165
Real Estate	—	513,140	—	513,140
Telecommunication Services	—	3,397,019	—	3,397,019
Utilities	—	374,055	—	374,055
Short-Term Investment
Investment Company	710,175	—	—	710,175

Total Assets	$710,175	$32,144,984	$—	$32,855,159

Total Liabilities	$—	$—	$—	$—

Total	$710,175	$32,144,984	$—	$32,855,159

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2018.

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$685,580
Aggregate gross unrealized depreciation	(359,199)

Net unrealized appreciation	$326,381

Federal income tax cost of investments in securities and derivative instruments, if applicable	$32,528,778

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Edge MSCI Min Vol EAFE ETF	5,000	$376,650
iShares Edge MSCI Min Vol Emerging Markets ETF	2,860	184,384
iShares Edge MSCI Min Vol Global ETF	9,530	828,348
iShares Edge MSCI Min Vol USA ETF	3,780	206,464
PowerShares S&P 500 High Dividend Low Volatility Portfolio	4,690	198,856
PowerShares S&P 500 Low Volatility Portfolio	4,170	203,621
PowerShares S&P Emerging Markets Low Volatility Portfolio	6,960	189,103
PowerShares S&P International Developed Low Volatility Portfolio	10,850	378,665
PowerShares S&P MidCap Low Volatility Portfolio	4,210	191,892
PowerShares S&P SmallCap Low Volatility Portfolio	1,960	90,101
SPDR SSGA US Large Cap Low Volatility Index ETF	270	25,245
SPDR SSGA US Small Cap Low Volatility Index ETF	990	90,199

Total Investments in Securities (99.5%) (Cost $2,625,998)		2,963,528
Other Assets Less Liabilities (0.5%)		15,238

Net Assets (100%)		$2,978,766

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,963,528	$—	$—	$2,963,528

Total Assets	$2,963,528	$—	$—	$2,963,528

Total Liabilities	$—	$—	$—	$—

Total	$2,963,528	$—	$—	$2,963,528

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2018.

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$339,636
Aggregate gross unrealized depreciation	(2,106)

Net unrealized appreciation	$337,530

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,625,998

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
IQ Merger Arbitrage ETF*	53,580	$1,689,377
iShares Commodities Select Strategy ETF	14,130	535,244
iShares Core US REIT ETF	16,260	773,488
iShares MSCI Global Agriculture Producers ETF	9,870	302,417
iShares TIPS Bond ETF	14,580	1,649,144
JPMorgan Diversified Alternatives ETF	61,720	1,616,447
PowerShares DB Base Metals Fund*	13,730	268,422
PowerShares DB Commodity Index Tracking Fund*	49,390	844,569
PowerShares DB G10 Currency Harvest Fund*	69,630	1,630,038
PowerShares DB Gold Fund*	32,630	1,391,996
PowerShares DB Silver Fund*	3,300	86,955
ProShares Hedge Replication ETF*	36,310	1,667,355
ProShares RAFI Long/Short‡	42,030	1,560,574
SPDR Bloomberg Barclays Convertible Securities ETF	32,600	1,732,690
Vanguard Global ex-U.S. Real Estate ETF	14,010	894,118
WisdomTree Managed Futures Strategy Fund*	40,730	1,641,419

Total Investments in Securities (99.4%) (Cost $17,531,378)		18,284,253
Other Assets Less Liabilities (0.6%)		101,377

Net Assets (100%)		$18,385,630

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended January 31, 2018, were as follows:

Security Description	Shares at January 31, 2018	Market Value October 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value January 31, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
ProShares RAFI Long/Short	42,030	1,537,888	34,328	—	—	(11,642)	1,560,574	6,229	—

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$18,284,253	$—	$—	$18,284,253

Total Assets	$18,284,253	$—	$—	$18,284,253

Total Liabilities	$—	$—	$—	$—

Total	$18,284,253	$—	$—	$18,284,253

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2018.

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$950,359
Aggregate gross unrealized depreciation	(231,408)

Net unrealized appreciation	$718,951

Federal income tax cost of investments in securities and derivative instruments, if applicable	$17,565,302

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE ETF	2,750	$191,208
iShares Core MSCI Emerging Markets ETF	810	49,766
iShares Core S&P Total US Stock Market ETF	8,250	530,722
iShares Core U.S. Aggregate Bond ETF	7,000	756,699
iShares Edge MSCI Min Vol EAFE ETF	1,300	97,929
iShares Edge MSCI Min Vol Emerging Markets ETF	380	24,499
iShares Edge MSCI Min Vol USA ETF	3,200	174,784
iShares TIPS Bond ETF	1,530	173,058
PowerShares S&P 500 Low Volatility Portfolio	3,550	173,347
PowerShares S&P Emerging Markets Low Volatility Portfolio	940	25,540
PowerShares S&P International Developed Low Volatility Portfolio	2,730	95,277
PowerShares S&P MidCap Low Volatility Portfolio	2,010	91,616
PowerShares S&P SmallCap Low Volatility Portfolio	830	38,155
SPDR Bloomberg Barclays High Yield Bond ETF	1,940	71,198
SPDR SSGA US Small Cap Low Volatility Index ETF	450	41,000
Vanguard Short-Term Bond ETF	1,150	90,528
Vanguard Total International Bond ETF	1,330	71,900

Total Investments in Securities (99.4%) (Cost $2,493,748)		2,697,226
Other Assets Less Liabilities (0.6%)		16,836

Net Assets (100%)		$2,714,062

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,697,226	$—	$—	$2,697,226

Total Assets	$2,697,226	$—	$—	$2,697,226

Total Liabilities	$—	$—	$—	$—

Total	$2,697,226	$—	$—	$2,697,226

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2018.

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$214,353
Aggregate gross unrealized depreciation	(10,875)

Net unrealized appreciation	$203,478

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,493,748

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE ETF	3,320	$230,840
iShares Core MSCI Emerging Markets ETF	960	58,982
iShares Core S&P Total US Stock Market ETF	9,720	625,287
iShares Core U.S. Aggregate Bond ETF	6,630	716,702
iShares Edge MSCI Min Vol EAFE ETF	1,570	118,268
iShares Edge MSCI Min Vol Emerging Markets ETF	460	29,656
iShares Edge MSCI Min Vol USA ETF	3,750	204,825
iShares TIPS Bond ETF	1,160	131,208
PowerShares S&P 500 Low Volatility Portfolio	4,150	202,645
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,080	29,344
PowerShares S&P International Developed Low Volatility Portfolio	3,420	119,358
PowerShares S&P MidCap Low Volatility Portfolio	2,520	114,862
PowerShares S&P SmallCap Low Volatility Portfolio	1,110	51,027
SPDR Bloomberg Barclays High Yield Bond ETF	400	14,680
SPDR SSGA US Small Cap Low Volatility Index ETF	520	47,377
Vanguard Short-Term Bond ETF	320	25,190
Vanguard Total International Bond ETF	360	19,462

Total Investments in Securities (99.3%) (Cost $2,492,610)		2,739,713
Other Assets Less Liabilities (0.7%)		18,104

Net Assets (100%)		$2,757,817

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,739,713	$—	$—	$2,739,713

Total Assets	$2,739,713	$—	$—	$2,739,713

Total Liabilities	$—	$—	$—	$—

Total	$2,739,713	$—	$—	$2,739,713

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2018.

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$255,518
Aggregate gross unrealized depreciation	(8,415)

Net unrealized appreciation	$247,103

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,492,610

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE ETF	3,840	$266,995
iShares Core MSCI Emerging Markets ETF	1,030	63,283
iShares Core S&P Total US Stock Market ETF	10,920	702,484
iShares Core U.S. Aggregate Bond ETF	5,770	623,737
iShares Edge MSCI Min Vol EAFE ETF	1,760	132,581
iShares Edge MSCI Min Vol Emerging Markets ETF	500	32,235
iShares Edge MSCI Min Vol USA ETF	4,210	229,950
iShares TIPS Bond ETF	870	98,406
PowerShares S&P 500 Low Volatility Portfolio	4,660	227,548
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,160	31,517
PowerShares S&P International Developed Low Volatility Portfolio	3,750	130,875
PowerShares S&P MidCap Low Volatility Portfolio	2,730	124,433
PowerShares S&P SmallCap Low Volatility Portfolio	1,190	54,704
SPDR SSGA US Small Cap Low Volatility Index ETF	560	51,022

Total Investments in Securities (99.3%) (Cost $2,490,421)		2,769,770
Other Assets Less Liabilities (0.7%)		18,614

Net Assets (100%)		$2,788,384

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,769,770	$—	$—	$2,769,770

Total Assets	$2,769,770	$—	$—	$2,769,770

Total Liabilities	$—	$—	$—	$—

Total	$2,769,770	$—	$—	$2,769,770

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2018.

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$286,422
Aggregate gross unrealized depreciation	(7,073)

Net unrealized appreciation	$279,349

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,490,421

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE ETF	4,060	$282,292
iShares Core MSCI Emerging Markets ETF	1,090	66,970
iShares Core S&P Total US Stock Market ETF	11,820	760,381
iShares Core U.S. Aggregate Bond ETF	4,710	509,151
iShares Edge MSCI Min Vol EAFE ETF	1,880	141,620
iShares Edge MSCI Min Vol Emerging Markets ETF	530	34,169
iShares Edge MSCI Min Vol USA ETF	4,610	251,798
iShares TIPS Bond ETF	710	80,308
PowerShares S&P 500 Low Volatility Portfolio	5,080	248,056
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,230	33,419
PowerShares S&P International Developed Low Volatility Portfolio	4,000	139,600
PowerShares S&P MidCap Low Volatility Portfolio	2,870	130,815
PowerShares S&P SmallCap Low Volatility Portfolio	1,270	58,382
SPDR SSGA US Small Cap Low Volatility Index ETF	590	53,755

Total Investments in Securities (99.3%) (Cost $2,488,976)		2,790,716
Other Assets Less Liabilities (0.7%)		19,600

Net Assets (100%)		$2,810,316

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,790,716	$—	$—	$2,790,716

Total Assets	$2,790,716	$—	$—	$2,790,716

Total Liabilities	$—	$—	$—	$—

Total	$2,790,716	$—	$—	$2,790,716

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2018.

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$307,824
Aggregate gross unrealized depreciation	(6,084)

Net unrealized appreciation	$301,740

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,488,976

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE ETF	4,250	$295,503
iShares Core MSCI Emerging Markets ETF	1,160	71,270
iShares Core S&P Total US Stock Market ETF	12,660	814,417
iShares Core U.S. Aggregate Bond ETF	3,630	392,403
iShares Edge MSCI Min Vol EAFE ETF	1,960	147,647
iShares Edge MSCI Min Vol Emerging Markets ETF	560	36,103
iShares Edge MSCI Min Vol USA ETF	4,980	272,008
iShares TIPS Bond ETF	550	62,211
PowerShares S&P 500 Low Volatility Portfolio	5,480	267,588
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,300	35,321
PowerShares S&P International Developed Low Volatility Portfolio	4,200	146,580
PowerShares S&P MidCap Low Volatility Portfolio	3,170	144,489
PowerShares S&P SmallCap Low Volatility Portfolio	1,340	61,600
SPDR SSGA US Small Cap Low Volatility Index ETF	710	64,688

Total Investments in Securities (99.3%) (Cost $2,489,685)		2,811,828
Other Assets Less Liabilities (0.7%)		20,097

Net Assets (100%)		$2,831,925

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,811,828	$—	$—	$2,811,828

Total Assets	$2,811,828	$—	$—	$2,811,828

Total Liabilities	$—	$—	$—	$—

Total	$2,811,828	$—	$—	$2,811,828

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2018.

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$327,357
Aggregate gross unrealized depreciation	(5,214)

Net unrealized appreciation	$322,143

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,489,685

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE ETF	4,470	$310,798
iShares Core MSCI Emerging Markets ETF	1,200	73,728
iShares Core S&P Total US Stock Market ETF	13,690	880,677
iShares Core U.S. Aggregate Bond ETF	2,510	271,331
iShares Edge MSCI Min Vol EAFE ETF	2,050	154,427
iShares Edge MSCI Min Vol Emerging Markets ETF	590	38,037
iShares Edge MSCI Min Vol USA ETF	5,380	293,856
iShares TIPS Bond ETF	400	45,244
PowerShares S&P 500 Low Volatility Portfolio	5,920	289,074
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,370	37,223
PowerShares S&P International Developed Low Volatility Portfolio	4,370	152,513
PowerShares S&P MidCap Low Volatility Portfolio	3,370	153,605
PowerShares S&P SmallCap Low Volatility Portfolio	1,500	68,955
SPDR SSGA US Small Cap Low Volatility Index ETF	780	71,066

Total Investments in Securities (99.2%) (Cost $2,495,239)		2,840,534
Other Assets Less Liabilities (0.8%)		21,771

Net Assets (100%)		$2,862,305

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,840,534	$—	$—	$2,840,534

Total Assets	$2,840,534	$—	$—	$2,840,534

Total Liabilities	$—	$—	$—	$—

Total	$2,840,534	$—	$—	$2,840,534

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2018.

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$349,371
Aggregate gross unrealized depreciation	(4,076)

Net unrealized appreciation	$345,295

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,495,239

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE ETF	4,730	$328,877
iShares Core MSCI Emerging Markets ETF	1,190	73,114
iShares Core S&P Total US Stock Market ETF	14,510	933,427
iShares Core U.S. Aggregate Bond ETF	1,480	159,988
iShares Edge MSCI Min Vol EAFE ETF	2,150	161,960
iShares Edge MSCI Min Vol Emerging Markets ETF	620	39,971
iShares Edge MSCI Min Vol USA ETF	5,690	310,788
iShares TIPS Bond ETF	230	26,015
PowerShares S&P 500 Low Volatility Portfolio	6,380	311,535
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,450	39,397
PowerShares S&P International Developed Low Volatility Portfolio	4,730	165,077
PowerShares S&P MidCap Low Volatility Portfolio	3,570	162,721
PowerShares S&P SmallCap Low Volatility Portfolio	1,580	72,633
SPDR SSGA US Small Cap Low Volatility Index ETF	790	71,977

Total Investments in Securities (99.1%) (Cost $2,492,189)		2,857,480
Other Assets Less Liabilities (0.9%)		25,057

Net Assets (100%)		$2,882,537

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,857,480	$—	$—	$2,857,480

Total Assets	$2,857,480	$—	$—	$2,857,480

Total Liabilities	$—	$—	$—	$—

Total	$2,857,480	$—	$—	$2,857,480

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2018.

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$368,401
Aggregate gross unrealized depreciation	(3,110)

Net unrealized appreciation	$365,291

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,492,189

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE ETF	4,960	$344,869
iShares Core MSCI Emerging Markets ETF	1,310	80,486
iShares Core S&P Total US Stock Market ETF	15,320	985,536
iShares Core U.S. Aggregate Bond ETF	370	39,997
iShares Edge MSCI Min Vol EAFE ETF	2,310	174,012
iShares Edge MSCI Min Vol Emerging Markets ETF	610	39,327
iShares Edge MSCI Min Vol USA ETF	6,020	328,812
iShares TIPS Bond ETF	70	7,918
PowerShares S&P 500 Low Volatility Portfolio	6,740	329,114
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,530	41,570
PowerShares S&P International Developed Low Volatility Portfolio	4,980	173,802
PowerShares S&P MidCap Low Volatility Portfolio	3,780	172,292
PowerShares S&P SmallCap Low Volatility Portfolio	1,690	77,689
SPDR SSGA US Small Cap Low Volatility Index ETF	850	77,444

Total Investments in Securities (99.1%) (Cost $2,486,086)		2,872,868
Other Assets Less Liabilities (0.9%)		25,124

Net Assets (100%)		$2,897,992

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,872,868	$—	$—	$2,872,868

Total Assets	$2,872,868	$—	$—	$2,872,868

Total Liabilities	$—	$—	$—	$—

Total	$2,872,868	$—	$—	$2,872,868

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2018.

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$388,914
Aggregate gross unrealized depreciation	(2,132)

Net unrealized appreciation	$386,782

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,486,086

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI EAFE ETF	5,080	$353,212
iShares Core MSCI Emerging Markets ETF	1,360	83,558
iShares Core S&P Total US Stock Market ETF	15,740	1,012,553
iShares Edge MSCI Min Vol EAFE ETF	2,360	177,779
iShares Edge MSCI Min Vol Emerging Markets ETF	640	41,261
iShares Edge MSCI Min Vol USA ETF	6,130	334,821
PowerShares S&P 500 Low Volatility Portfolio	6,830	333,509
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,540	41,842
PowerShares S&P International Developed Low Volatility Portfolio	5,030	175,547
PowerShares S&P MidCap Low Volatility Portfolio	3,760	171,381
PowerShares S&P SmallCap Low Volatility Portfolio	1,670	76,770
SPDR SSGA US Small Cap Low Volatility Index ETF	850	77,444

Total Investments in Securities (99.1%) (Cost $2,483,557)		2,879,677
Other Assets Less Liabilities (0.9%)		25,170

Net Assets (100%)		$2,904,847

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,879,677	$—	$—	$2,879,677

Total Assets	$2,879,677	$—	$—	$2,879,677

Total Liabilities	$—	$—	$—	$—

Total	$2,879,677	$—	$—	$2,879,677

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2018.

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$397,871
Aggregate gross unrealized depreciation	(1,751)

Net unrealized appreciation	$396,120

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,483,557

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.6%)
Auto Components (0.8%)
Bridgestone Corp.	600	$29,162
Continental AG	100	30,008
Magna International, Inc.	900	51,410
Sumitomo Electric Industries Ltd.	800	13,634

		124,214

Automobiles (0.3%)
Bayerische Motoren Werke AG	300	34,256
Suzuki Motor Corp.	300	17,114

		51,370

Hotels, Restaurants & Leisure (1.7%)
Aramark	300	13,743
Carnival Corp.	300	21,483
Compass Group plc	1,923	40,478
Domino’s Pizza, Inc.	100	21,685
Restaurant Brands International, Inc.	500	30,203
Royal Caribbean Cruises Ltd.	200	26,710
Sodexo SA	200	25,663
Starbucks Corp.	700	39,767
Whitbread plc	200	11,021
Yum Brands, Inc.	400	33,836

		264,589

Household Durables (0.7%)
DR Horton, Inc.	500	24,525
Electrolux AB	500	17,652
Mohawk Industries, Inc.*	100	28,106
Sekisui Chemical Co. Ltd.	1,000	19,053
Sekisui House Ltd.	1,000	18,302
Techtronic Industries Co. Ltd.	500	3,330

		110,968

Leisure Products (0.0%)
Bandai Namco Holdings, Inc.	200	6,522

Media (1.1%)
CBS Corp. (Non-Voting), Class B	500	28,805
Comcast Corp., Class A	2,900	123,337
Omnicom Group, Inc.	200	15,330

		167,472

Multiline Retail (0.3%)
Dollarama, Inc.	400	54,693

Specialty Retail (2.5%)
Home Depot, Inc. (The)	700	140,630
Industria de Diseno Textil SA	1,200	43,012
Lowe’s Cos., Inc.	600	62,838
Nitori Holdings Co. Ltd.	100	15,925
Ross Stores, Inc.	500	41,195
TJX Cos., Inc. (The)	1,100	88,352
USS Co. Ltd.	500	11,129

		403,081

Textiles, Apparel & Luxury Goods (1.2%)
LVMH Moet Hennessy Louis Vuitton SE	200	62,723
NIKE, Inc., Class B	1,000	68,220
VF Corp.	700	56,798

		187,741

Total Consumer Discretionary		1,370,650

Consumer Staples (14.7%)
Beverages (3.7%)
Brown-Forman Corp., Class B	400	27,720
Coca-Cola Co. (The)	3,000	142,770
Constellation Brands, Inc., Class A	200	43,894
Diageo plc	2,400	86,299
Heineken NV	300	33,730
Kirin Holdings Co. Ltd.	1,000	24,925
Monster Beverage Corp.*	500	34,115
PepsiCo, Inc.	1,300	156,390
Pernod Ricard SA	200	31,858
Suntory Beverage & Food Ltd.	300	14,317

		596,018

Food & Staples Retailing (2.9%)
Alimentation Couche-Tard, Inc., Class B	400	20,927
Costco Wholesale Corp.	500	97,435
CVS Health Corp.	800	62,952
Seven & i Holdings Co. Ltd.	900	36,982
Sysco Corp.	1,200	75,444
Walgreens Boots Alliance, Inc.	700	52,682
Walmart, Inc.	600	63,960
Wesfarmers Ltd.	400	14,121
Woolworths Group Ltd.	1,400	30,403

		454,906

Food Products (2.6%)
Associated British Foods plc	400	15,522
Conagra Brands, Inc.	400	15,200
Danone SA	800	68,991
General Mills, Inc.	400	23,396
Hershey Co. (The)	200	22,066
Kellogg Co.	400	27,244
Kraft Heinz Co. (The)	500	39,195
McCormick & Co., Inc. (Non-Voting)	200	21,754
MEIJI Holdings Co. Ltd.	100	8,363
Mondelez International, Inc., Class A	1,100	48,840
Nestle SA (Registered)	1,200	103,684
Tyson Foods, Inc., Class A	300	22,833

		417,088

Household Products (2.2%)
Church & Dwight Co., Inc.	400	19,540
Clorox Co. (The)	300	42,507
Colgate-Palmolive Co.	400	29,696
Henkel AG & Co. KGaA (Preference)(q)	400	55,919
Kimberly-Clark Corp.	600	70,200
Procter & Gamble Co. (The)	1,600	138,144

		356,006

Personal Products (2.1%)
Beiersdorf AG	200	23,714
Estee Lauder Cos., Inc. (The), Class A	400	53,984
Kao Corp.	500	34,639
L’Oreal SA	270	61,378
Unilever NV (CVA)	1,400	81,086
Unilever plc	1,300	73,832

		328,633

Tobacco (1.2%)
Altria Group, Inc.	1,400	98,476
British American Tobacco plc	900	61,580
Japan Tobacco, Inc.	1,000	33,086

		193,142

Total Consumer Staples		2,345,793

Energy (2.5%)
Oil, Gas & Consumable Fuels (2.5%)
Exxon Mobil Corp.	2,000	174,600
Snam SpA	6,000	29,194
Suncor Energy, Inc.	800	28,982
TOTAL SA	1,400	81,060
TransCanada Corp.	1,800	82,873

Total Energy		396,709

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (16.9%)
Banks (7.7%)
Aozora Bank Ltd.	1,000	$40,487
Bank Hapoalim BM	2,000	14,973
Bank of Montreal	1,200	98,859
Bank of Nova Scotia (The)	900	59,795
BB&T Corp.	800	44,152
Canadian Imperial Bank of Commerce	700	69,351
Citigroup, Inc.	400	31,392
Citizens Financial Group, Inc.	600	27,540
Commonwealth Bank of Australia	400	25,421
Danske Bank A/S	400	16,248
Hang Seng Bank Ltd.	1,400	33,324
KBC Group NV	200	19,219
M&T Bank Corp.	200	38,156
National Bank of Canada	400	20,761
Oversea-Chinese Banking Corp. Ltd.	3,000	29,570
PNC Financial Services Group, Inc. (The)	500	79,010
Royal Bank of Canada	1,200	102,751
Skandinaviska Enskilda Banken AB, Class A	2,000	25,264
SunTrust Banks, Inc.	400	28,280
Svenska Handelsbanken AB, Class A	2,000	29,099
Swedbank AB, Class A	1,200	30,671
Toronto-Dominion Bank (The)	2,200	133,825
United Overseas Bank Ltd.	1,000	20,910
US Bancorp	1,800	102,852
Wells Fargo & Co.	1,600	105,248

		1,227,158

Capital Markets (3.1%)
Ameriprise Financial, Inc.	300	50,610
ASX Ltd.	200	8,822
Bank of New York Mellon Corp. (The)	700	39,690
BlackRock, Inc.	100	56,180
CME Group, Inc.	500	76,740
Intercontinental Exchange, Inc.	200	14,768
Macquarie Group Ltd.	200	16,620
MSCI, Inc.	300	41,769
Northern Trust Corp.	200	21,078
S&P Global, Inc.	300	54,330
Singapore Exchange Ltd.	1,000	6,251
St James’s Place plc	800	13,500
T. Rowe Price Group, Inc.	300	33,489
TD Ameritrade Holding Corp.	400	22,316
Thomson Reuters Corp.	700	30,294

		486,457

Consumer Finance (0.5%)
Ally Financial, Inc.	800	23,816
American Express Co.	600	59,640

		83,456

Insurance (5.6%)
Aflac, Inc.	300	26,460
AIA Group Ltd.	4,200	35,972
Allianz SE (Registered)	300	75,797
Allstate Corp. (The)	400	39,508
Aon plc	400	56,868
Assicurazioni Generali SpA	1,000	19,828
Baloise Holding AG (Registered)	90	14,727
Cincinnati Financial Corp.	300	23,070
Everest Re Group Ltd.	100	22,980
Hannover Rueck SE	100	13,670
Legal & General Group plc	8,000	30,737
Lincoln National Corp.	400	33,120
Marsh & McLennan Cos., Inc.	900	75,168
Medibank Pvt Ltd.	1,800	4,859
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	250	58,834
NN Group NV	600	28,307
Principal Financial Group, Inc.	600	40,560
Progressive Corp. (The)	1,200	64,920
Prudential Financial, Inc.	400	47,528
Sampo OYJ, Class A	600	34,840
SCOR SE	400	17,903
Sun Life Financial, Inc.	1,400	60,746
Suncorp Group Ltd.	2,900	31,921
Zurich Insurance Group AG	120	39,439

		897,762

Total Financials		2,694,833

Health Care (11.4%)
Biotechnology (1.3%)
AbbVie, Inc.	700	78,554
Amgen, Inc.	400	74,420
Biogen, Inc.*	100	34,781
CSL Ltd.	200	23,597

		211,352

Health Care Equipment & Supplies (2.2%)
Baxter International, Inc.	700	50,421
Becton Dickinson and Co.	200	48,588
Cochlear Ltd.	100	13,998
Coloplast A/S, Class B	200	17,770
Danaher Corp.	500	50,640
Hoya Corp.	400	20,405
Smith & Nephew plc	800	14,414
Stryker Corp.	600	98,628
Sysmex Corp.	200	15,682
Teleflex, Inc.	100	27,775

		358,321

Health Care Providers & Services (2.7%)
Aetna, Inc.	300	56,046
Anthem, Inc.	100	24,785
Cigna Corp.	200	41,670
Fresenius Medical Care AG & Co. KGaA	200	23,093
HCA Healthcare, Inc.*	400	40,464
Henry Schein, Inc.*	200	15,136
Humana, Inc.	200	56,366
UnitedHealth Group, Inc.	700	165,746

		423,306

Health Care Technology (0.1%)
Cerner Corp.*	300	20,739

Life Sciences Tools & Services (0.7%)
Mettler-Toledo International, Inc.*	100	67,526
Thermo Fisher Scientific, Inc.	200	44,822

		112,348

Pharmaceuticals (4.4%)
Astellas Pharma, Inc.	1,400	18,467
Bayer AG (Registered)	490	64,133
Bristol-Myers Squibb Co.	800	50,080
Eli Lilly & Co.	600	48,870
Johnson & Johnson	1,200	165,828
Merck & Co., Inc.	1,000	59,250
Novo Nordisk A/S, Class B	800	44,494
Orion OYJ, Class B	200	8,020
Pfizer, Inc.	2,900	107,416
Roche Holding AG	240	59,165
Sanofi	200	17,660
Takeda Pharmaceutical Co. Ltd.	500	29,381

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Zoetis, Inc.	400	$30,692

		703,456

Total Health Care		1,829,522

Industrials (17.7%)
Aerospace & Defense (4.1%)
BAE Systems plc	4,500	37,952
Boeing Co. (The)	300	106,311
General Dynamics Corp.	400	88,992
Lockheed Martin Corp.	300	106,455
Northrop Grumman Corp.	300	102,159
Raytheon Co.	400	83,576
Safran SA	400	45,163
Thales SA	200	22,437
United Technologies Corp.	500	69,005

		662,050

Air Freight & Logistics (1.1%)
Deutsche Post AG (Registered)	1,200	56,719
United Parcel Service, Inc., Class B	900	114,588

		171,307

Airlines (0.3%)
ANA Holdings, Inc.	1,000	40,671

Building Products (0.6%)
Assa Abloy AB, Class B	1,200	26,574
Daikin Industries Ltd.	200	23,990
Geberit AG (Registered)	50	23,691
Masco Corp.	500	22,330

		96,585

Commercial Services & Supplies (0.9%)
Cintas Corp.	200	33,690
Dai Nippon Printing Co. Ltd.	500	11,129
Republic Services, Inc.	400	27,520
Waste Management, Inc.	800	70,744

		143,083

Construction & Engineering (0.5%)
Obayashi Corp.	1,000	12,018
Taisei Corp.	200	10,168
Vinci SA	500	54,007

		76,193

Electrical Equipment (0.8%)
ABB Ltd. (Registered)	1,200	33,457
Legrand SA	300	24,963
Mitsubishi Electric Corp.	1,000	18,251
Nidec Corp.	100	15,984
Rockwell Automation, Inc.	200	39,458

		132,113

Industrial Conglomerates (2.2%)
3M Co.	400	100,200
Honeywell International, Inc.	800	127,736
Roper Technologies, Inc.	200	56,118
Siemens AG (Registered)	400	60,667
Smiths Group plc	600	13,618

		358,339

Machinery (2.7%)
Atlas Copco AB, Class A	1,000	46,891
Cummins, Inc.	200	37,600
FANUC Corp.	100	26,999
Fortive Corp.	700	53,214
Illinois Tool Works, Inc.	500	86,835
Kone OYJ, Class B	600	34,341
Sandvik AB	2,000	39,379
Schindler Holding AG	70	17,554
SMC Corp.	100	49,025
Stanley Black & Decker, Inc.	200	33,246

		425,084

Professional Services (0.8%)
Adecco Group AG (Registered)*	200	16,460
Experian plc	400	9,218
Intertek Group plc	200	14,267
SGS SA (Registered)	7	18,824
Verisk Analytics, Inc.*	400	40,020
Wolters Kluwer NV	600	31,756

		130,545

Road & Rail (1.8%)
Canadian National Railway Co.	1,200	96,175
Canadian Pacific Railway Ltd.	200	37,031
DSV A/S	300	24,673
East Japan Railway Co.	300	29,802
Hankyu Hanshin Holdings, Inc.	400	16,103
Kintetsu Group Holdings Co. Ltd.	300	11,844
Tobu Railway Co. Ltd.	600	20,143
Union Pacific Corp.	200	26,700
West Japan Railway Co.	300	22,468

		284,939

Trading Companies & Distributors (1.6%)
Brenntag AG	200	12,967
Bunzl plc	600	17,549
Fastenal Co.	500	27,480
Ferguson plc	500	38,591
ITOCHU Corp.	1,500	29,390
Marubeni Corp.	3,000	22,484
MISUMI Group, Inc.	800	24,073
Mitsubishi Corp.	1,200	33,526
Mitsui & Co. Ltd.	1,900	33,311
Sumitomo Corp.	1,200	20,654

		260,025

Transportation Infrastructure (0.3%)
Aena SME SA(m)	150	32,675
Atlantia SpA	500	16,562

		49,237

Total Industrials		2,830,171

Information Technology (12.8%)
Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	600	55,662
Keyence Corp.	100	60,850
Kyocera Corp.	400	26,568

		143,080

Internet Software & Services (1.1%)
Alphabet, Inc., Class A*	120	141,866
Facebook, Inc., Class A*	200	37,378

		179,244

IT Services (5.4%)
Accenture plc, Class A	500	80,350
Amadeus IT Group SA	400	31,029
Atos SE	100	15,768
Automatic Data Processing, Inc.	700	86,541
Broadridge Financial Solutions, Inc.	200	19,282
CGI Group, Inc., Class A*	600	34,341
Cognizant Technology Solutions Corp., Class A	500	38,990
Fidelity National Information Services, Inc.	300	30,708
Fiserv, Inc.*	500	70,420
International Business Machines Corp.	300	49,110
Mastercard, Inc., Class A	700	118,300
Nomura Research Institute Ltd.	300	13,795
Paychex, Inc.	600	40,950
PayPal Holdings, Inc.*	700	59,724
Visa, Inc., Class A	1,300	161,499

		850,807

Semiconductors & Semiconductor Equipment (1.8%)
ASML Holding NV	120	24,315
Intel Corp.	2,500	120,350

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
KLA-Tencor Corp.	200	$21,960
Texas Instruments, Inc.	1,100	120,637

		287,262

Software (2.7%)
Adobe Systems, Inc.*	500	99,880
ANSYS, Inc.*	100	16,165
Check Point Software Technologies Ltd.*	100	10,341
Electronic Arts, Inc.*	400	50,784
Intuit, Inc.	400	67,160
Microsoft Corp.	300	28,503
Oracle Corp.	1,200	61,908
Sage Group plc (The)	800	8,510
SAP SE	800	90,216

		433,467

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.	400	66,972
Canon, Inc.	1,300	51,788
FUJIFILM Holdings Corp.	700	26,866

		145,626

Total Information Technology		2,039,486

Materials (4.4%)
Chemicals (4.3%)
Air Products & Chemicals, Inc.	200	33,674
Akzo Nobel NV	300	28,091
Asahi Kasei Corp.	2,000	26,097
BASF SE	100	11,710
Celanese Corp.	100	10,816
Ecolab, Inc.	500	68,840
EMS-Chemie Holding AG (Registered)	60	44,094
Givaudan SA (Registered)	18	43,320
International Flavors & Fragrances, Inc.	100	15,030
Kuraray Co. Ltd.	600	11,212
LyondellBasell Industries NV, Class A	400	47,936
Mitsubishi Chemical Holdings Corp.	2,000	21,700
Nitto Denko Corp.	300	27,409
Novozymes A/S, Class B	400	22,187
PPG Industries, Inc.	300	35,619
Praxair, Inc.	500	80,745
Sherwin-Williams Co. (The)	100	41,711
Shin-Etsu Chemical Co. Ltd.	300	34,103
Sika AG	3	25,995
Sumitomo Chemical Co. Ltd.	5,000	36,640
Toray Industries, Inc.	2,000	19,877

		686,806

Containers & Packaging (0.1%)
Amcor Ltd.	1,900	22,291

Total Materials		709,097

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
AvalonBay Communities, Inc. (REIT)	100	17,040
Dexus (REIT)	1,200	9,215
Goodman Group (REIT)	3,500	22,816
GPT Group (The) (REIT)	3,000	12,160
Link REIT (REIT)	2,000	17,692
Mirvac Group (REIT)	4,100	7,268
Prologis, Inc. (REIT)	200	13,022
Scentre Group (REIT)	3,400	11,370
Simon Property Group, Inc. (REIT)	300	49,011
Stockland (REIT)	4,500	15,302
Unibail-Rodamco SE (REIT)	160	41,041
Vornado Realty Trust (REIT)	200	14,336

		230,273

Real Estate Management & Development (0.5%)
Daito Trust Construction Co. Ltd.	100	17,463
Daiwa House Industry Co. Ltd.	1,000	39,434
Mitsui Fudosan Co. Ltd.	1,000	26,175

		83,072

Total Real Estate		313,345

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	1,300	48,685
Nippon Telegraph & Telephone Corp.	900	42,795
Singapore Telecommunications Ltd.	10,000	26,986
Swisscom AG (Registered)	60	32,774
Telefonica SA	3,000	30,740
Telenor ASA	1,000	23,414
Telia Co. AB	3,000	15,057
Verizon Communications, Inc.	1,900	102,733

		323,184

Wireless Telecommunication Services (0.2%)
KDDI Corp.	1,200	30,261

Total Telecommunication Services		353,445

Utilities (5.7%)
Electric Utilities (3.4%)
American Electric Power Co., Inc.	600	41,268
CLP Holdings Ltd.	2,000	20,415
Duke Energy Corp.	600	47,100
Enel SpA	6,000	38,066
Eversource Energy	300	18,927
Fortis, Inc.	500	17,667
Iberdrola SA	7,000	56,994
NextEra Energy, Inc.	400	63,368
PG&E Corp.	400	16,972
PPL Corp.	1,100	35,057
Red Electrica Corp. SA	1,000	21,193
Southern Co. (The)	1,600	72,176
SSE plc	2,000	37,044
Terna Rete Elettrica Nazionale SpA	3,000	18,057
Xcel Energy, Inc.	800	36,512

		540,816

Gas Utilities (0.5%)
Hong Kong & China Gas Co. Ltd.	14,300	28,261
Osaka Gas Co. Ltd.	600	11,888
Tokyo Gas Co. Ltd.	1,000	23,752
UGI Corp.	300	13,731

		77,632

Multi-Utilities (1.6%)
AGL Energy Ltd.	1,200	22,666
Ameren Corp.	300	16,989
CenterPoint Energy, Inc.	500	14,090
CMS Energy Corp.	400	17,900
Consolidated Edison, Inc.	200	16,072
Dominion Energy, Inc.	900	68,796
DTE Energy Co.	300	31,692
NiSource, Inc.	500	12,340
Sempra Energy	500	53,510

		254,055

Water Utilities (0.2%)
American Water Works Co., Inc.	300	24,951
Severn Trent plc	300	8,321

		33,272

Total Utilities		905,775

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

Value (Note 1)
Total Investments in Securities (98.8%) (Cost $12,637,492)	$15,788,826
Other Assets Less Liabilities (1.2%)	192,078

Net Assets (100%)	$15,980,904

*	Non-income producing.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2018, the market value of these securities amounted to $32,675 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CVA — Dutch Certification

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.8%
Belgium	0.1
Canada	6.5
Denmark	0.8
Finland	0.5
France	3.6
Germany	3.8
Hong Kong	0.9
Israel	0.2
Italy	0.8
Japan	8.9
Netherlands	0.9
Norway	0.1
Singapore	0.5
Spain	1.4
Sweden	1.4
Switzerland	3.2
United Kingdom	3.6
United States	59.8
Cash and Other	1.2

100.0%

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$971,666	$398,984	$—	$1,370,650
Consumer Staples	1,451,364	894,429	—	2,345,793
Energy	286,455	110,254	—	396,709
Financials	1,957,619	737,214	—	2,694,833
Health Care	1,459,243	370,279	—	1,829,522
Industrials	1,587,184	1,242,987	—	2,830,171
Information Technology	1,689,781	349,705	—	2,039,486
Materials	334,371	374,726	—	709,097
Real Estate	93,409	219,936	—	313,345
Telecommunication Services	151,418	202,027	—	353,445
Utilities	619,118	286,657	—	905,775

Total Assets	$10,601,628	$5,187,198	$—	$15,788,826

Total Liabilities	$—	$—	$—	$—

Total	$10,601,628	$5,187,198	$—	$15,788,826

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2018.

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,220,777
Aggregate gross unrealized depreciation	(95,340)

Net unrealized appreciation	$3,125,437

Federal income tax cost of investments in securities and derivative instruments, if applicable	$12,663,389

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (25.8%)
ABFC Trust,
Series 2006-OPT1 A2
1.701%, 9/25/36(l)	$158,132	$156,401
Series 2007-NC1 A2
1.861%, 5/25/37(l)§	250,000	223,300
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE6 M1
2.031%, 10/25/35(l)	200,000	203,657
American Airlines Pass-Through Trust,
Series 2011-1 A
5.250%, 1/31/21	94,061	98,652
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-R9 M2
2.536%, 10/25/34(l)	85,267	85,802
Series 2005-R11 A1
1.791%, 1/25/36(l)	104,986	104,888
AMMC CLO 17 Ltd.,
Series 2015-17A A1
3.016%, 11/15/27(l)§	90,000	90,053
Argent Securities Trust,
Series 2006-M1 A1
1.711%, 7/25/36(l)	95,737	79,868
Babson CLO Ltd.,
Series 2014-3A AR
3.040%, 1/15/26(l)§	90,000	90,105
Series 2014-IA A1R
2.895%, 7/20/25(l)§	90,000	90,143
Ballyrock CLO LLC,
Series 2014-1A A1R
2.895%, 10/20/26(l)§	90,000	90,143
Bayview Opportunity Master Fund IIIa Trust,
Series 2017-RN7 A1
3.105%, 9/28/32(e)§	121,657	121,717
BCMSC Trust,
Series 2000-A A4
8.290%, 6/15/30(l)	390,896	164,734
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE11 M2
2.236%, 11/25/35(l)	200,000	200,960
Series 2007-HE2 2A2
1.671%, 2/25/37(l)	165,670	169,127
BlueMountain CLO Ltd.,
Series 2015-1A A1R
3.052%, 4/13/27(l)§	90,000	90,569
Brazos Higher Education Authority, Inc.,
Series 2011-1 A2
2.262%, 2/25/30(l)	39,040	39,267
Catamaran CLO Ltd.,
Series 2013-1A AR
2.363%, 1/27/28(b)(l)§	250,000	250,449
Cedar Funding V CLO Ltd.,
Series 2016-5A A1
3.341%, 7/17/28(l)§	90,000	90,318
Chase Funding Trust,
Series 2002-3 2A1
2.201%, 8/25/32(l)	4,008	3,834
CIFC Funding Ltd.,
Series 2015-2A AR
2.502%, 4/15/27(b)(l)§	250,000	249,999
Citigroup Mortgage Loan Trust,
Series 2007-AHL1 A2B
1.701%, 12/25/36(l)	166,606	160,530
Series 2007-AMC1 A1
1.721%, 12/25/36(l)§	187,747	117,791
Series 2007-FS1 1A1
4.586%, 10/25/37(e)§	235,720	241,938
Citigroup Mortgage Loan Trust, Asset-Backed Pass-Through Certificates,
Series 2005-OPT3 M2
2.236%, 5/25/35(l)	32,684	32,755
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC3 A1
1.821%, 3/25/37(l)§	145,523	131,821
Countrywide Asset-Backed Certificates,
Series 2002-3 1A1
2.301%, 5/25/32(l)	7,975	7,776
Series 2006-26 1A
1.701%, 6/25/37(l)	145,730	133,594
Series 2007-2 1A
1.701%, 8/25/37(l)	282,555	241,948
Series 2007-9 1A
1.761%, 6/25/47(l)	354,794	283,809
CWABS Asset-Backed Certificates Trust,
Series 2004-15 MV4
2.836%, 4/25/35(l)	145,099	146,662
Series 2005-3 MV5
2.566%, 8/25/35(l)	200,000	202,966
Series 2006-14 2A2
1.711%, 2/25/37(l)	99,765	99,107
Delta Air Lines Pass-Through Trust,
Series 2002-1 G-1
6.718%, 1/2/23	94,722	103,957
Dryden 41 Senior Loan Fund,
Series 2015-41A A
3.220%, 1/15/28(l)§	90,000	90,197
Eaton Vance CLO Ltd.,
Series 2014-1A AR
2.922%, 7/15/26(l)§	90,000	90,156
Education Loan Asset-Backed Trust I,
Series 2013-1 A1
2.361%, 6/25/26(l)§	81,312	81,362
Figueroa CLO Ltd.,
Series 2013-2A A1R
2.875%, 6/20/27(l)§	100,000	100,602
First Franklin Mortgage Loan Trust,
Series 2005-FF10 A5
1.921%, 11/25/35(l)	500,000	469,786
Series 2005-FF5 M2
2.296%, 5/25/35(l)	70,658	71,267
Series 2006-FF10 A4
1.711%, 7/25/36(l)	129,856	129,325
First NLC Trust,
Series 2007-1 A3
1.741%, 8/25/37(l)§	202,984	128,849

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Flagship CLO VIII Ltd.,
Series 2014-8A AR
2.972%, 1/16/26(l)§	$90,000	$90,369
Flatiron CLO Ltd.,
Series 2014-1A A1R
2.911%, 7/17/26(l)§	250,000	250,389
Greenpoint Manufactured Housing,
Series 2000-1 A4
8.140%, 3/20/30(l)	137,364	140,563
GSAMP Trust,
Series 2006-FM3 A2C
1.761%, 11/25/36(l)	276,666	170,150
Halcyon Loan Advisors Funding Ltd.,
Series 2015-1A AR
2.665%, 4/20/27(l)§	250,000	250,128
Home Equity Asset Trust,
Series 2005-3 M5
2.251%, 8/25/35(l)	200,000	182,605
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 2A1
1.611%, 10/25/36(l)	33,117	17,232
Series 2006-OPT3 3A4
1.831%, 2/25/36(l)	180,000	175,857
J.G. Wentworth XXXVIII LLC,
Series 2017-1A A
3.990%, 8/16/60§	173,717	174,445
JP Morgan Mortgage Acquisition Corp.,
Series 2006-FRE2 M1
1.901%, 2/25/36(l)	200,000	195,357
JP Morgan Mortgage Acquisition Trust,
Series 2006-CH2 AV4
1.701%, 10/25/36(l)	194,252	193,460
Series 2006-WMC2 A1
1.696%, 7/25/36(l)	141,871	100,048
Series 2007-CH1 AV5
1.801%, 11/25/36(l)	35,783	35,766
Series 2007-CH4 A4
1.721%, 1/25/36(l)	343,872	340,319
Limerock CLO III LLC,
Series 2014-3A A1R
2.945%, 10/20/26(l)§	90,000	90,074
Long Beach Mortgage Loan Trust,
Series 2005-1 M2
2.356%, 2/25/35(l)	32,953	33,046
Series 2005-2 M4
2.491%, 4/25/35(l)	120,001	121,901
Series 2005-3 1A
2.081%, 8/25/45(l)	188,079	177,196
Series 2006-10 2A2
1.671%, 11/25/36(l)	464,249	229,906
Marathon CLO V Ltd.,
Series 2013-5A A1R
2.311%, 11/21/27(l)§	250,000	250,059
MASTR Asset-Backed Securities Trust,
Series 2006-HE1 A4
1.851%, 1/25/36(l)	190,489	190,122
Mastr Specialized Loan Trust,
Series 2007-1 A
1.931%, 1/25/37(l)§	356,421	211,742
Mill Creek II CLO Ltd.,
Series 2016-1A A
3.495%, 4/20/28(l)§	90,000	91,468
MONROE CAPITAL BSL CLO Ltd.,
Series 2015-1A AR
2.566%, 5/22/27(l)§	200,000	200,036
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-NC5 A2D
1.791%, 10/25/36(l)	164,439	108,260
Series 2007-HE3 A2A
1.621%, 12/25/36(l)	564,805	346,968
Series 2007-NC2 A1
1.691%, 2/25/37(l)§	167,817	141,585
Morgan Stanley Home Equity Loan Trust,
Series 2006-3 A4
1.821%, 4/25/36(l)	385,379	293,881
Series 2007-1 A3
1.701%, 12/25/36(l)	292,913	176,896
Navient Student Loan Trust,
Series 2014-1 A3
2.071%, 6/25/31(l)	170,000	169,467
Series 2014-2 A
2.201%, 3/25/83(l)	129,004	128,020
Series 2014-3 A
2.181%, 3/25/83(l)	166,722	165,700
Series 2014-4 A
2.181%, 3/25/83(l)	196,857	194,189
Series 2015-2 A3
2.131%, 11/26/40(l)	115,000	115,286
Series 2016-2A A3
3.061%, 6/25/65(l)§	215,000	221,011
Series 2017-1A A3
2.711%, 7/26/66(l)§	180,000	184,977
Series 2017-3X A3
2.611%, 7/26/66(l)(m)	180,000	185,081
Nelnet Student Loan Trust,
Series 2005-4 B
1.938%, 9/22/35(l)	109,815	100,912
Series 2006-2 B
1.945%, 1/25/38(l)	92,671	86,927
Series 2007-1 A3
1.532%, 5/27/25(l)	180,000	179,027
Series 2014-2A A3
2.411%, 7/27/37(l)§	200,000	201,121
Series 2014-4A A2
2.511%, 11/25/48(l)§	85,000	85,655
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE2 A4
1.831%, 3/25/36(l)	205,000	196,993
NovaStar Mortgage Funding Trust,
Series 2005-2 M1
2.206%, 10/25/35(l)	20,248	20,285
OCP CLO Ltd.,
Series 2015-10A A1R
2.572%, 10/26/27(b)(l)§	100,000	100,000
OFSI Fund VII Ltd.,
Series 2014-7A AR
2.634%, 10/18/26(l)§	100,000	100,078

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Option One Mortgage Loan Trust,
Series 2005-1 A4
2.361%, 2/25/35(l)	$54,315	$54,517
OZLM IX Ltd.,
Series 2014-9A A1R
2.965%, 1/20/27(l)§	200,000	200,796
RAMP Trust,
Series 2007-RS2 A3
1.931%, 5/25/37(l)	179,017	132,063
RASC Trust,
Series 2005-KS10 M1
1.971%, 11/25/35(l)	93,987	94,648
Series 2005-KS7 M3
2.281%, 8/25/35(l)	48,456	48,542
Series 2006-KS9 AI3
1.721%, 11/25/36(l)	231,347	214,745
Saratoga Investment Corp. CLO Ltd.,
Series 2013-1A A1R
3.295%, 10/20/25(l)§	250,000	251,919
Saxon Asset Securities Trust,
Series 2007-2 A2B
1.741%, 5/25/37(l)	188,065	147,190
Series 2007-2 A2C
1.801%, 5/25/47(l)	219,959	173,449
Securitized Asset-Backed Receivables LLC Trust,
Series 2005-FR5 M1
2.221%, 8/25/35(l)	151,374	97,026
SG Mortgage Securities Trust,
Series 2007-NC1 A2
1.801%, 12/25/36(l)§	233,745	144,197
SLM Student Loan Trust,
Series 2004-2 B
2.215%, 7/25/39(l)	103,323	98,072
Series 2005-8 A5
1.915%, 1/25/40(l)	200,000	193,614
Series 2008-1 A4
2.395%, 1/25/22(l)	174,111	173,263
Series 2008-2 B
2.945%, 1/25/83(l)	160,000	155,714
Series 2008-3 B
2.945%, 4/26/83(l)	65,000	63,546
Series 2008-4 B
3.595%, 4/25/73(l)	120,000	119,502
Series 2008-7 B
3.595%, 7/26/83(l)	65,000	66,962
Series 2008-9 B
3.995%, 10/25/83(l)	70,000	72,478
Series 2012-7 B
3.361%, 9/25/43(l)	100,000	100,000
Series 2013-4 A
2.111%, 6/25/43(l)	122,907	123,567
Sound Point CLO VIII Ltd.,
Series 2015-1A AR
2.582%, 4/15/27 (l)§	250,000	250,178
Soundview Home Loan Trust,
Series 2007-OPT1 2A1
1.641%, 6/25/37(l)	223,558	165,571
Series 2007-OPT2 1A1
1.731%, 7/25/37(l)	112,619	98,067
SpringCastle America Funding LLC,
Series 2016-AA A
3.050%, 4/25/29§	131,364	131,774
Structured Asset Investment Loan Trust,
Series 2004-6 A3
2.361%, 7/25/34(l)	174,422	172,154
Series 2006-1 A3
1.761%, 1/25/36(l)	28,003	27,989
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-WF4 M6
2.231%, 11/25/35(l)	500,000	483,443
Series 2006-GEL4 A3
1.861%, 10/25/36(l)§	129,274	126,567
Venture XX CLO Ltd.,
Series 2015-20A AR
2.542%, 4/15/27(b)(l)§	250,000	249,999
Vermont Student Assistance Corp.,
Series 2012-1 A
2.267%, 7/28/34(l)	41,242	40,867
Voya CLO Ltd.,
Series 2013-3A A1R
2.784%, 1/18/26(l)§	65,000	65,032
Series 2014-3A A1R
2.465%, 7/25/26(b)(l)§	250,000	249,942
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2007-2 A3
1.791%, 4/25/37(l)	144,312	137,564
WhiteHorse VI Ltd.,
Series 2012-1A A1R
2.581%, 2/3/25(l)§	98,221	98,291

Total Asset-Backed Securities		18,197,989

Collateralized Mortgage Obligations (10.6%)
Alternative Loan Trust,
Series 2005-76 1A1
2.612%, 1/25/36(l)	114,067	112,497
Series 2006-HY12 A5
3.394%, 8/25/36(l)	108,808	111,386
Series 2006-OA19 A1
1.741%, 2/20/47(l)	329,261	271,274
Bear Stearns ALT-A Trust,
Series 2004-9 3A1
3.427%, 9/25/34(l)	104,886	102,049
Series 2005-10 22A1
3.696%, 1/25/36(l)	245,749	237,866
Series 2005-2 2A4
3.485%, 4/25/35(l)	94,726	93,783
CHL Mortgage Pass-Through Trust,
Series 2005-3 1A2
2.141%, 4/25/35(l)	120,854	114,421
Series 2006-21 A8
5.750%, 2/25/37	84,847	75,223
CIM Trust,
Series 2015-4AG A1
3.568%, 10/25/57(l)§	104,613	105,709
Series 2017-7 A
3.000%, 4/25/57(l)§	147,805	147,289
Series 2017-8 A1
3.000%, 12/25/65(b)(l)§	171,035	171,019
Citigroup Mortgage Loan Trust,
Series 2015-2 1A1
1.752%, 6/25/47(l)§	101,876	101,890

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
CSMC Mortgage-Backed Trust,
Series 2007-1 5A1
2.161%, 2/25/37(l)	$121,824	$83,528
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-2 2A1
1.861%, 9/25/47(l)	137,979	120,752
DSLA Mortgage Loan Trust,
Series 2006-AR2 2A1A
1.757%, 10/19/36(l)	149,849	135,138
FHLMC,
Series 4638 UF
2.568%, 9/15/44(l)	154,529	155,952
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA7 A1
3.280%, 1/25/37(l)	127,592	115,325
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1
3.339%, 10/25/35(l)	131,600	125,751
GNMA,
Series 2017-136
5.000%, 9/20/47 IO	686,941	109,807
GSR Mortgage Loan Trust,
Series 2005-AR7 6A1
3.632%, 11/25/35(l)	86,458	85,518
Impac CMB Trust,
Series 2005-1 1A1
2.081%, 4/25/35(l)	77,860	74,072
Impac Secured Assets Trust,
Series 2007-2 1A1A
1.671%, 5/25/37(l)	121,178	107,059
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR6 6A1
3.888%, 10/25/34(l)	47,745	47,359
Series 2006-AR4 A1A
1.771%, 5/25/46(l)	203,967	194,592
Series 2007-AR15 2A1
3.522%, 8/25/37(l)	218,905	190,052
JP Morgan Mortgage Trust,
Series 2006-A2 5A3
3.579%, 11/25/33(l)	46,739	47,576
Lehman XS Trust,
Series 2005-5N 3A1A
1.861%, 11/25/35(l)	130,526	125,158
Series 2007-4N 1A2A
1.721%, 3/25/47(l)	227,531	220,429
Merrill Lynch Mortgage Investors Trust,
Series 2004-HB1 A3
3.124%, 4/25/29(l)	107,216	105,555
Series 2005-A9 2A1E
3.542%, 12/25/35(l)	102,692	101,900
Series 2006-2 2A
3.189%, 5/25/36(l)	90,899	91,716
RALI Trust,
Series 2006-QA10 A2
1.741%, 12/25/36(l)	156,102	147,097
Series 2006-QA2 1A1
1.811%, 2/25/36(l)	194,769	154,894
Series 2006-QA5 1A1
1.741%, 7/25/36(l)	214,529	145,840
Residential Asset Securitization Trust,
Series 2005-A10 A4
5.500%, 9/25/35	109,200	102,547
Sequoia Mortgage Trust,
Series 2004-12 A1
2.101%, 1/20/35(l)	91,651	84,395
Series 2004-6 A1
2.915%, 7/20/34(l)	109,820	108,529
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20 1A1
3.691%, 1/25/35(l)	144,810	141,537
Series 2004-8 3A
3.553%, 7/25/34(l)	115,437	115,112
Series 2005-12 3A1
3.485%, 6/25/35(l)	102,280	98,943
Series 2005-15 1A1
3.505%, 7/25/35(l)	128,546	109,903
Series 2005-16XS A1
1.901%, 8/25/35(l)	83,531	82,799
Series 2005-17 5A1
3.442%, 8/25/35(l)	114,478	97,892
Structured Asset Mortgage Investments II Trust,
Series 2006-AR6 1A3
1.751%, 7/25/46(l)	404,676	353,773
Series 2006-AR7 A10
1.761%, 8/25/36(l)	111,142	122,583
Wachovia Mortgage Loan Trust,
Series 2006-AMN1 A3
1.801%, 8/25/36(l)	190,335	118,255
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR11 A1A
1.881%, 8/25/45(l)	122,599	122,750
Series 2005-AR13 A1A1
1.851%, 10/25/45(l)	188,991	182,299
Series 2005-AR8 2A1A
1.851%, 7/25/45(l)	118,623	116,858
Series 2006-AR3 A1A
2.132%, 2/25/46(l)	151,383	148,114
Series 2007-HY3 1A1
2.941%, 3/25/37(l)	134,346	120,148
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2007-OA1 2A
1.852%, 12/25/46(l)	238,844	189,273

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-DD 1A1
3.770%, 1/25/35(l)	$108,665	$112,590
Series 2004-I 1A1
3.676%, 7/25/34(l)	36,021	36,754
Series 2006-AR10 5A6
3.387%, 7/25/36(l)	164,690	166,216
Series 2006-AR12 1A1
3.754%, 9/25/36(l)	92,464	92,308
Series 2006-AR4 1A1
3.357%, 4/25/36(l)	100,908	94,908
Series 2006-AR8 2A3
3.568%, 4/25/36(l)	118,851	120,182
Series 2006-AR8 3A2
3.744%, 4/25/36(l)	97,037	95,993

Total Collateralized Mortgage Obligations		7,464,137

Commercial Mortgage-Backed Securities (8.7%)
BAMLL Trust,
Series 2011-FSHN A
4.420%, 7/11/33§	35,000	36,772
Banc of America Commercial Mortgage Trust,
Series 2007-5 AM
5.772%, 2/10/51(l)	10,406	10,406
Bayview Commercial Asset Trust,
Series 2004-3 A1
1.931%, 1/25/35(l)§	123,906	119,191
Bear Stearns Commercial Mortgage Securities Trust,
Series 2004-PWR4 X
0.107%, 6/11/41 IO(b)(l)§	6,205,249	14,425
COMM Mortgage Trust,
Series 2012-CR4 XA
1.796%, 10/15/45 IO(l)	889,083	54,610
Series 2012-CR5 XA
1.576%, 12/10/45 IO(l)	439,817	26,949
Series 2013-CR11 A2
3.047%, 8/10/50	145,000	145,859
Series 2014-CR17 A2
3.012%, 5/10/47	180,000	180,890
Series 2014-LC15 A2
2.840%, 4/10/47	180,000	180,944
DBUBS Mortgage Trust,
Series 2011-LC3A XA
0.374%, 8/10/44 IO(l)§	1,972,598	19,637
FHLMC Multifamily Structured Pass-Through Certificates,
Series K005 AX
1.351%, 11/25/19 IO(l)	1,047,723	22,459
Series K007 X1
1.219%, 4/25/20 IO(l)	744,975	13,888
Series K719 X1
0.457%, 6/25/22 IO(l)	1,564,999	18,606
Series KC01 X1
0.714%, 12/25/22 IO(l)	1,546,933	33,530
Series KF04 A
1.874%, 6/25/21(l)	126,478	126,558
Series KF08 A
1.864%, 1/25/22(l)	139,088	139,154
Series KF09 A
1.944%, 5/25/22(l)	158,499	158,797
Series KF10 A
1.941%, 7/25/22(l)	305,921	307,378
Series KF34 A
1.924%, 8/25/24(l)	74,997	75,161
Series KJ04 A1
1.376%, 10/25/20	179,372	177,870
Series KJ05 A1
1.418%, 5/25/21	252,587	248,429
Series KJ13 A1
2.055%, 9/25/21	147,329	146,071
Series KS01 X1
1.327%, 1/25/23 IO(l)	487,085	22,000
Series KS07 X
0.653%, 9/25/25 IO(l)	1,500,000	63,037
Series Q004 A2H
2.672%, 1/25/21(l)	142,559	143,441
FNMA ACES,
Series 2009-M2 X
1.658%, 1/25/19 IO(l)	684,080	8,236
Series 2010-M3 A3
4.332%, 3/25/20(l)	175,080	179,751
Series 2010-M4 X
0.728%, 6/25/20 IO(l)	2,459,798	39,197
Series 2010-M5 X
0.896%, 7/25/20 IO(l)	284,409	5,937
Series 2011-M5 X
1.062%, 7/25/21 IO(l)	1,108,734	36,105
Series 2011-M7 A2
2.578%, 9/25/18	39,427	39,432
Series 2012-M17 X2
0.437%, 11/25/22 IO(l)	2,178,587	33,458
Series 2013-M14 FA
1.911%, 8/25/18(l)	100,979	101,017
Series 2013-M4 ASQ2
1.451%, 2/25/18	4,561	4,560
Series 2014-M12 FA
1.795%, 10/25/21(l)	25,755	25,567
Series 2014-M6 X2
0.170%, 5/25/21 IO(l)	4,671,869	24,629
Series 2016-M11 X2
2.705%, 7/25/39 IO(l)	860,065	59,941
Series 2016-M13 FA
2.165%, 11/25/23(l)	143,598	143,535
Series 2016-M2 X3
1.966%, 4/25/36 IO(l)	459,379	27,435
Series 2016-M4 X2
2.698%, 1/25/39 IO(l)	265,551	26,314
Series 2017-M11 FA
1.965%, 9/25/24(l)	159,457	159,240

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
FREMF Mortgage Trust,
Series 2013-K713 X2A
0.100%, 4/25/46 IO§	$13,896,887	$21,736
FREMF Multifamily Aggregation Risk Transfer Trust,
Series 2017-KT01 A
1.881%, 2/25/20(l)	180,000	180,517
GE Business Loan Trust,
Series 2005-1A A3
1.809%, 6/15/33(l)§	80,619	79,101
Series 2007-1A A
1.729%, 4/16/35(l)§	76,602	74,262
GNMA,
Series 2011-9 D
3.515%, 4/16/44(l)	70,000	70,363
Series 2012-112
0.311%, 2/16/53 IO(l)	1,057,990	23,466
Series 2014-125
0.972%, 11/16/54 IO(l)	706,295	44,745
GRACE Mortgage Trust,
Series 2014-GRCE A
3.369%, 6/10/28§	35,000	35,329
GS Mortgage Securities Corp. II,
Series 2013-KING A
2.706%, 12/10/27§	32,840	32,854
GS Mortgage Securities Corp. Trust,
Series 2012-ALOH A
3.551%, 4/10/34§	35,000	35,620
Series 2012-SHOP A
2.933%, 6/5/31§	35,000	35,235
Series 2017-GPTX XCP
0.786%, 5/10/34 IO(b)(l)§	1,500,000	27,197
GS Mortgage Securities Trust,
Series 2010-C1 X
1.379%, 8/10/43 IO(b)(l)§	483,046	13,541
Series 2012-GC6 XA
1.956%, 1/10/45 IO(l)§	763,878	47,564
Series 2013-GC13 A2
2.812%, 7/10/46	31,758	31,801
Series 2013-GC13 XA
0.108%, 7/10/46 IO(l)	4,379,685	19,852
Irvine Core Office Trust,
Series 2013-IRV A2
3.173%, 5/15/48(l)§	35,000	34,986
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2010-C1 XA
1.407%, 6/15/43 IO(b)(l)§	1,217,374	28,794
Series 2010-C2 A2
3.616%, 11/15/43§	57,486	57,879
Series 2011-C3 A3
4.388%, 2/15/46§	36,697	36,925
Series 2011-C3 XA
0.986%, 2/15/46 IO(b)(l)§	298,183	7,127
Series 2012-C6 ASB
3.144%, 5/15/45	166,999	168,832
Series 2012-C6 XA
1.582%, 5/15/45 IO(l)	580,660	32,663
Series 2012-C8 XA
1.800%, 10/15/45 IO(l)	609,144	39,791
Series 2012-CBX A3
3.139%, 6/15/45	90,384	90,852
Series 2012-CBX XA
1.653%, 6/15/45 IO(l)	644,709	27,798
Series 2012-HSBC A
3.093%, 7/5/32§	34,612	34,743
Series 2013-C13 XA
0.505%, 1/15/46 IO(l)	3,149,155	19,824
Series 2018-BCON A
3.735%, 1/5/31(b)§	35,000	36,002
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12 XA
0.655%, 7/15/45 IO(l)	2,075,472	40,944
Series 2013-C14 XA
0.762%, 8/15/46 IO(l)	2,153,587	47,201
Series 2013-C15 A2
2.977%, 11/15/45	66,789	67,011
Series 2013-C15 XA
1.253%, 11/15/45 IO(l)	863,641	35,337
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2005-2A 1A
1.811%, 9/25/30(l)§	29,574	29,528
Merrill Lynch Mortgage Trust,
Series 2005-MKB2 F
6.316%, 9/12/42(b)(l)§	200,000	211,676
Series 2007-C1 A1A
5.807%, 6/12/50(l)	8,577	8,593
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7 A4
2.918%, 2/15/46	45,000	44,821
Series 2013-C7 XA
1.390%, 2/15/46 IO(l)	795,610	44,663
Series 2014-C14 A2
2.916%, 2/15/47	156,442	157,300
Morgan Stanley Capital I Trust,
Series 2011-C1 A3
4.700%, 9/15/47§	7,904	7,918
Series 2013-WLSR A
2.695%, 1/11/32§	40,000	39,815
Series 2014-MP A
3.469%, 8/11/33§	35,000	35,467
Series 2015-420 A
3.727%, 10/11/50§	35,000	35,561
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§	30,000	31,202

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
RBS Commercial Funding, Inc. Trust,
Series 2013-GSP A
3.834%, 1/13/32(l)§		$35,000	$35,577
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE XA
0.453%, 1/5/43 IO(b)(l)§		525,000	27,898
VNDO Mortgage Trust,
Series 2012-6AVE A
2.996%, 11/15/30§		62,000	61,676
Series 2013-PENN A
3.808%, 12/13/29§		35,000	35,768
Vornado DP LLC Trust,
Series 2010-VNO A2FX
4.004%, 9/13/28§		70,000	72,417
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31 AJ
5.660%, 4/15/47(l)		88,972	90,947
Wells Fargo Commercial Mortgage Trust,
Series 2013-120B A
2.710%, 3/18/28(l)§		35,000	34,930
WFRBS Commercial Mortgage Trust,
Series 2011-C3 A3
3.998%, 3/15/44§		93,008	93,893
Series 2013-C13 A2
1.964%, 5/15/45		38,356	38,323
Series 2014-C23 XA
0.661%, 10/15/57 IO(l)		911,408	28,257

Total Commercial Mortgage-Backed Securities			6,146,538

Corporate Bonds (25.3%)
Consumer Discretionary (1.7%)
Auto Components (0.2%)
IHO Verwaltungs GmbH
3.750%, 9/15/26 PIK(m)	EUR	100,000	133,690

Automobiles (0.1%)
General Motors Co.
3.500%, 10/2/18		$50,000	50,417
4.875%, 10/2/23		40,000	42,437

			92,854

Diversified Consumer Services (0.0%)
Midas Intermediate Holdco II LLC
7.875%, 10/1/22§		25,000	25,563

Hotels, Restaurants & Leisure (0.3%)
1011778 BC ULC
4.250%, 5/15/24§		128,000	125,606
GLP Capital LP
5.375%, 4/15/26		19,000	20,330
Golden Nugget, Inc.
6.750%, 10/15/24§		20,000	20,676
KFC Holding Co.
5.000%, 6/1/24§		7,000	7,088
Rivers Pittsburgh Borrower LP
6.125%, 8/15/21§		17,000	16,872
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 5/15/25§		19,000	18,246

			208,818

Internet & Direct Marketing Retail (0.1%)
Amazon.com, Inc.
4.050%, 8/22/47§		100,000	103,307

Media (0.9%)
21st Century Fox America, Inc.
8.875%, 4/26/23		80,000	99,944
Altice Financing SA
7.500%, 5/15/26§		200,000	207,760
AMC Networks, Inc.
4.750%, 8/1/25		17,000	16,980
Cable One, Inc.
5.750%, 6/15/22§		35,000	36,247
Cequel Communications Holdings I LLC
6.375%, 9/15/20§		13,000	13,163
Charter Communications Operating LLC
6.484%, 10/23/45		90,000	105,237
DISH DBS Corp.
7.875%, 9/1/19		100,000	106,380
5.875%, 7/15/22		17,000	16,915
Sirius XM Radio, Inc.
3.875%, 8/1/22§		18,000	17,933

			620,559

Multiline Retail (0.1%)
Cumberland Farms, Inc.
6.750%, 5/1/25§		36,000	38,430

Total Consumer Discretionary			1,223,221

Consumer Staples (0.9%)
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46		69,000	77,893
Constellation Brands, Inc.
6.000%, 5/1/22		53,000	58,795

			136,688

Food & Staples Retailing (0.3%)
Alimentation Couche-Tard, Inc.
3.550%, 7/26/27§		45,000	44,044
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24		110,000	111,358
4.800%, 11/18/44		30,000	31,588

			186,990

Food Products (0.3%)
Kraft Heinz Foods Co.
3.000%, 6/1/26		70,000	65,719
Pilgrim’s Pride Corp.
5.875%, 9/30/27§		17,000	17,150
Post Holdings, Inc.
5.750%, 3/1/27§		23,000	23,115
5.625%, 1/15/28§		12,000	11,933
Tyson Foods, Inc.
2.650%, 8/15/19		80,000	80,223

			198,140

Household Products (0.0%)
Central Garden & Pet Co.
6.125%, 11/15/23		20,000	21,175

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
5.125%, 2/1/28		$15,000	$14,907

			36,082

Personal Products (0.1%)
First Quality Finance Co., Inc.
4.625%, 5/15/21§		24,000	24,211
5.000%, 7/1/25§		10,000	10,075
High Ridge Brands Co.
8.875%, 3/15/25§		20,000	18,075

			52,361

Total Consumer Staples			610,261

Energy (2.0%)
Energy Equipment & Services (0.1%)
Ensco plc
7.750%, 2/1/26		10,000	9,931
Transocean Proteus Ltd.
6.250%, 12/1/24§		18,900	19,916

			29,847

Oil, Gas & Consumable Fuels (1.9%)
Antero Resources Corp.
5.000%, 3/1/25		10,000	10,213
Centennial Resource Production LLC
5.375%, 1/15/26§		10,000	10,138
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27		10,000	10,313
CrownRock LP
5.625%, 10/15/25§		17,000	17,170
Diamondback Energy, Inc.
5.375%, 5/31/25		10,000	10,388
Enbridge Energy Partners LP
5.875%, 10/15/25		40,000	45,150
Enbridge, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 2.108%, 1/10/20(k)		100,000	100,020
(ICE LIBOR USD 3 Month + 0.70%), 2.288%, 6/15/20(k)		50,000	50,441
Endeavor Energy Resources LP
5.750%, 1/30/28§		17,000	17,297
Energy Transfer Equity LP
4.250%, 3/15/23		18,000	18,090
Energy Transfer Partners LP
5.000%, 10/1/22		150,000	157,992
Gulfport Energy Corp.
6.375%, 5/15/25		5,000	5,100
Murphy Oil Corp.
5.750%, 8/15/25		100,000	102,500
Newfield Exploration Co.
5.625%, 7/1/24		17,000	18,190
5.375%, 1/1/26		100,000	105,750
Parsley Energy LLC
5.375%, 1/15/25§		7,000	7,070
5.625%, 10/15/27§		25,000	25,657
Petrobras Global Finance BV
5.999%, 1/27/28§		233,000	234,724
Plains All American Pipeline LP
4.650%, 10/15/25		40,000	41,332
QEP Resources, Inc.
5.375%, 10/1/22		3,000	3,094
5.250%, 5/1/23		12,000	12,255
Rockies Express Pipeline LLC
5.625%, 4/15/20§		18,000	18,900
Sabine Pass Liquefaction LLC
5.000%, 3/15/27		100,000	106,127
Spectra Energy Partners LP
(ICE LIBOR USD 3 Month + 0.70%), 2.195%, 6/5/20(k)		100,000	100,660
Sunoco Logistics Partners Operations LP
5.400%, 10/1/47		35,000	35,910
Texas Eastern Transmission LP
2.800%, 10/15/22§		50,000	49,041
Williams Partners LP
3.600%, 3/15/22		45,000	45,629

			1,359,151

Total Energy			1,388,998

Financials (12.1%)
Banks (8.5%)
Bank of America Corp.
6.875%, 4/25/18		105,000	106,243
5.650%, 5/1/18		275,000	277,510
(ICE LIBOR USD 3 Month + 0.37%), 2.738%, 1/23/22(k)		90,000	89,198
3.300%, 1/11/23		400,000	403,438
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)§		188,000	185,991
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25(k)		55,000	54,502
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)		125,000	125,352
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)§		315,000	309,308
Barclays Bank plc
7.625%, 11/21/22		200,000	226,000
Barclays plc
(USD Swap Semi 5 Year + 6.71%), 8.250%, 12/15/18(k)(y)		100,000	104,125
Citigroup, Inc.
1.800%, 2/5/18		100,000	99,999
6.125%, 5/15/18		125,000	126,807
2.500%, 9/26/18		150,000	150,358
(ICE LIBOR USD 3 Month + 0.95%), 2.876%, 7/24/23(k)		50,000	49,244
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)		125,000	124,807
Credit Suisse Group Funding Guernsey Ltd.
3.750%, 3/26/25		250,000	249,750
Discover Bank
2.000%, 2/21/18		75,000	74,997
HBOS plc
6.750%, 5/21/18§		100,000	101,282
HSBC Holdings plc
(EUR Swap Annual 5 Year + 5.34%), 6.000%, 9/29/23(k)(m)(y)	EUR	200,000	297,351
JPMorgan Chase & Co.
2.550%, 10/29/20		$105,000	104,572
(ICE LIBOR USD 3 Month + 1.48%), 2.961%, 3/1/21(k)		200,000	206,480
3.900%, 7/15/25		175,000	180,786
Series I
(ICE LIBOR USD 3 Month + 3.47%), 7.900%, 4/30/18(k)(y)		200,000	202,750

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Lloyds Banking Group plc
(GBP Swap 5 Year + 5.01%), 7.625%, 6/27/23(k)(m)(y)	GBP	200,000	$331,502
(ICE LIBOR USD 3 Month + 0.81%), 2.907%, 11/7/23(k)		$200,000	195,181
Mitsubishi UFJ Financial Group, Inc.
2.190%, 9/13/21		100,000	97,183
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 1.14%), 2.703%, 9/13/21(k)		100,000	101,283
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 5.80%), 7.500%, 8/10/20(k)(y)		100,000	105,750
Santander UK Group Holdings plc
2.875%, 10/16/20		85,000	84,875
Santander UK plc
2.500%, 3/14/19		200,000	200,229
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.13%), 2.566%, 8/19/19(k)§		200,000	202,177
Toronto-Dominion Bank (The)
(ICE LIBOR USD 3 Month + 1.00%), 2.704%, 4/7/21(k)		100,000	102,050
Wells Fargo & Co.
2.600%, 7/22/20		100,000	99,825
3.000%, 4/22/26		85,000	82,375
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)		280,000	280,056
Wells Fargo Bank NA
2.400%, 1/15/20		250,000	249,619

			5,982,955

Capital Markets (2.4%)
Blackstone CQP Holdco LP
6.500%, 3/20/21§		50,000	50,700
Credit Suisse AG
6.500%, 8/8/23(b)§		100,000	111,750
Deutsche Bank AG
4.250%, 10/14/21		200,000	206,107
Goldman Sachs Group, Inc. (The)
6.150%, 4/1/18		115,000	115,773
(ICE LIBOR USD 3 Month + 1.10%), 2.516%, 11/15/18(k)		100,000	100,593
3.850%, 7/8/24		245,000	249,574
3.500%, 1/23/25		100,000	99,567
(ICE LIBOR USD 3 Month + 1.16%), 3.814%, 4/23/29(k)		55,000	55,100
Morgan Stanley
5.625%, 9/23/19		200,000	209,581
(ICE LIBOR USD 3 Month + 0.93%), 2.675%, 7/22/22(k)		100,000	101,283
Series 3NC2
(ICE LIBOR USD 3 Month + 0.80%), 2.213%, 2/14/20(k)		125,000	125,576
Series F
3.875%, 4/29/24		100,000	102,534
UBS AG
(ICE LIBOR USD 3 Month + 0.32%), 1.835%, 12/7/18(k)§		200,000	200,323

			1,728,461

Consumer Finance (0.8%)
American Express Co.
7.000%, 3/19/18		150,000	151,009
Ford Motor Credit Co. LLC
3.157%, 8/4/20		200,000	200,827
Navient Corp.
5.875%, 3/25/21		100,000	103,500
Springleaf Finance Corp.
6.000%, 6/1/20		100,000	103,625

			558,961

Diversified Financial Services (0.4%)
JPMorgan Chase Bank NA
(ICE LIBOR USD 3 Month + 0.28%), 2.604%, 2/1/21(k)		250,000	250,264
Shell International Finance BV
3.250%, 5/11/25		50,000	50,134

			300,398

Total Financials			8,570,775

Health Care (2.1%)
Biotechnology (0.5%)
AbbVie, Inc.
3.600%, 5/14/25		100,000	100,627
4.700%, 5/14/45		35,000	38,011
Amgen, Inc.
4.663%, 6/15/51		100,000	108,620
Celgene Corp.
5.000%, 8/15/45		50,000	55,328
Gilead Sciences, Inc.
4.500%, 2/1/45		50,000	54,130

			356,716

Health Care Equipment & Supplies (0.3%)
Boston Scientific Corp.
3.850%, 5/15/25		100,000	101,391
Hill-Rom Holdings, Inc.
5.750%, 9/1/23§		20,000	20,900
Hologic, Inc.
4.375%, 10/15/25(b)§		8,000	8,000
4.625%, 2/1/28(b)§		8,000	8,000
Zimmer Biomet Holdings, Inc.
3.550%, 4/1/25		100,000	98,372

			236,663

Health Care Providers & Services (0.9%)
Anthem, Inc.
3.650%, 12/1/27		55,000	54,795
Cardinal Health, Inc.
2.616%, 6/15/22		50,000	48,753
Centene Corp.
4.750%, 1/15/25		42,000	42,685
CHS/Community Health Systems, Inc.
6.250%, 3/31/23		18,000	16,560
Cigna Corp.
3.050%, 10/15/27		55,000	52,584
DaVita, Inc.
5.125%, 7/15/24		8,000	8,060
5.000%, 5/1/25		10,000	9,900
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19§		100,000	104,034
HCA, Inc.
4.750%, 5/1/23		84,000	87,276
Molina Healthcare, Inc.
5.375%, 11/15/22		18,000	18,664
4.875%, 6/15/25§		18,000	17,910
MPH Acquisition Holdings LLC
7.125%, 6/1/24§		18,000	19,328
Surgery Center Holdings, Inc.
6.750%, 7/1/25§		11,000	10,615

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Tenet Healthcare Corp.
4.500%, 4/1/21	$28,000	$28,140
4.625%, 7/15/24§	7,000	6,878
UnitedHealth Group, Inc.
6.000%, 2/15/18	100,000	100,154
WellCare Health Plans, Inc.
5.250%, 4/1/25	13,000	13,575

		639,911

Health Care Technology (0.0%)
Quintiles IMS, Inc.
4.875%, 5/15/23§	18,000	18,630

Pharmaceuticals (0.4%)
Allergan Funding SCS
2.350%, 3/12/18	100,000	100,051
3.800%, 3/15/25	70,000	70,261
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	35,000	33,841
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25§	53,000	47,445
5.500%, 11/1/25§	6,000	6,045

		257,643

Total Health Care		1,509,563

Industrials (1.1%)
Aerospace & Defense (0.6%)
BAE Systems Holdings, Inc.
6.375%, 6/1/19(b)§	70,000	73,340
Harris Corp.
(ICE LIBOR USD 3 Month + 0.48%), 2.247%, 4/30/20(k)	100,000	100,287
Textron, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 1.960%, 11/10/20(k)	100,000	99,995
United Technologies Corp.
1.778%, 5/4/18(e)	125,000	124,905

		398,527

Commercial Services & Supplies (0.1%)
Brink’s Co. (The)
4.625%, 10/15/27§	15,000	14,587
Clean Harbors, Inc.
5.125%, 6/1/21	28,000	28,283
KAR Auction Services, Inc.
5.125%, 6/1/25§	10,000	10,113

		52,983

Professional Services (0.0%)
IHS Markit Ltd.
4.000%, 3/1/26§	9,000	8,753

Road & Rail (0.1%)
Park Aerospace Holdings Ltd.
5.250%, 8/15/22§	108,000	106,650

Trading Companies & Distributors (0.3%)
Air Lease Corp.
2.125%, 1/15/20	75,000	74,179
International Lease Finance Corp.
7.125%, 9/1/18§	150,000	154,025

		228,204

Total Industrials		795,117

Information Technology (0.5%)
Electronic Equipment, Instruments & Components (0.0%)
Itron, Inc.
5.000%, 1/15/26§	17,000	17,065

Internet Software & Services (0.0%)
GTT Communications, Inc.
7.875%, 12/31/24§	2,000	2,145
Zayo Group LLC
5.750%, 1/15/27§	16,000	16,261

		18,406

IT Services (0.0%)
First Data Corp.
5.000%, 1/15/24§	22,000	22,579

Semiconductors & Semiconductor Equipment (0.2%)
Broadcom Corp.
3.000%, 1/15/22§	100,000	98,030

Software (0.0%)
CDK Global, Inc.
4.875%, 6/1/27§	8,000	7,990
Change Healthcare Holdings LLC
5.750%, 3/1/25§	17,000	17,297

		25,287

Technology Hardware, Storage & Peripherals (0.3%)
EMC Corp.
2.650%, 6/1/20	100,000	98,380
Western Digital Corp.
4.750%, 2/15/26	100,000	101,130

		199,510

Total Information Technology		380,877

Materials (0.5%)
Chemicals (0.2%)
Braskem Netherlands Finance BV
4.500%, 1/10/28(b)§	100,000	101,000
Valvoline, Inc.
5.500%, 7/15/24	10,000	10,544

		111,544

Containers & Packaging (0.3%)
Amcor Finance USA, Inc.
3.625%, 4/28/26§	100,000	96,491
Crown Americas LLC
4.250%, 9/30/26	28,000	27,195
OI European Group BV
4.000%, 3/15/23(b)§	25,000	24,797
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	50,394	51,149
(ICE LIBOR USD 3 Month + 3.50%), 5.222%, 7/15/21(k)§	18,000	18,270

		217,902

Total Materials		329,446

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
American Tower Corp. (REIT)
3.000%, 6/15/23	35,000	34,376
Boston Properties LP (REIT)
2.750%, 10/1/26	55,000	51,128
Crown Castle International Corp. (REIT)
3.200%, 9/1/24	55,000	53,669
HCP, Inc. (REIT)
3.875%, 8/15/24	75,000	76,014

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
MGM Growth Properties Operating Partnership LP (REIT)
5.625%, 5/1/24		$17,000	$18,160
4.500%, 1/15/28(b)§		18,000	17,483
SBA Communications Corp. (REIT)
4.000%, 10/1/22§		43,000	42,411
Ventas Realty LP (REIT)
4.125%, 1/15/26		125,000	127,913
VEREIT Operating Partnership LP (REIT)
3.000%, 2/6/19		35,000	35,175
WEA Finance LLC (REIT)
2.700%, 9/17/19§		200,000	200,609
Welltower, Inc. (REIT)
3.750%, 3/15/23		150,000	152,974

Total Real Estate			809,912

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.
3.400%, 5/15/25		70,000	67,893
5.250%, 3/1/37		35,000	36,709
4.350%, 6/15/45		75,000	69,082
5.150%, 11/15/46§		55,000	55,997
CCO Holdings LLC
5.125%, 5/1/27§		35,000	34,212
5.000%, 2/1/28§		18,000	17,370
Intelsat Jackson Holdings SA
5.500%, 8/1/23		60,000	47,100
Level 3 Financing, Inc.
5.625%, 2/1/23		25,000	25,312
5.125%, 5/1/23		10,000	10,025
Qualitytech LP
4.750%, 11/15/25§		12,000	12,090
Qwest Corp.
6.750%, 12/1/21		22,000	23,514
SFR Group SA
5.625%, 5/15/24(m)	EUR	100,000	125,980
Sprint Capital Corp.
6.900%, 5/1/19		$200,000	208,125
Verizon Communications, Inc.
3.376%, 2/15/25		199,000	198,049
4.862%, 8/21/46		125,000	129,836

			1,061,294

Wireless Telecommunication Services (0.2%)
Sprint Communications, Inc.
9.000%, 11/15/18§		65,000	67,763
T-Mobile USA, Inc.
4.000%, 4/15/22		8,000	8,145
6.836%, 4/28/23		15,000	15,600
4.500%, 2/1/26		14,000	14,035
4.750%, 2/1/28		22,000	22,082

			127,625

Total Telecommunication Services			1,188,919

Utilities (1.5%)
Electric Utilities (0.7%)
Jersey Central Power & Light Co.
6.400%, 5/15/36		100,000	123,874
Kansas City Power & Light Co.
3.150%, 3/15/23		135,000	135,026
NextEra Energy Operating Partners LP
4.250%, 9/15/24§		20,000	20,100
4.500%, 9/15/27§		14,000	13,790
Northern States Power Co.
4.125%, 5/15/44		100,000	106,268
Public Service Co. of New Mexico
3.850%, 8/1/25		100,000	101,952

			501,010

Gas Utilities (0.3%)
Perusahaan Gas Negara Persero Tbk. PT
5.125%, 5/16/24§		200,000	214,250

Independent Power and Renewable Electricity Producers (0.2%)
Southern Power Co.
(ICE LIBOR USD 3 Month + 0.55%), 2.175%, 12/20/20(k)§		100,000	100,563

Multi-Utilities (0.3%)
Berkshire Hathaway Energy Co.
5.150%, 11/15/43		100,000	120,228
NiSource, Inc.
2.650%, 11/17/22		50,000	48,732
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 2.038%, 3/15/21(k)		50,000	49,998

			218,958

Total Utilities			1,034,781

Total Corporate Bonds			17,841,870

Foreign Government Securities (1.9%)
Autonomous Community of Catalonia
4.900%, 9/15/21	EUR	100,000	132,401
Federative Republic of Brazil
6.000%, 4/7/26		$200,000	222,000
Republic of Argentina
(Argentina Central Bank 7D Repo Reference Rate + 0.00%), 27.778%, 6/21/20(k)	ARS	600,000	33,457
(Argentina Central Bank 7D Repo Reference Rate + 0.00%), 28.750%, 6/21/20(k)		3,600,000	200,738
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 24.897%, 4/3/22(k)		100,000	5,308
5.875%, 1/11/28		$100,000	97,250
6.875%, 1/11/48		100,000	96,750
Republic of Chile
2.250%, 10/30/22		215,000	209,356
Republic of Croatia
6.625%, 7/14/20(m)		100,000	108,250
Republic of Peru
6.150%, 8/12/32(m)	PEN	200,000	68,730
Saudi Government Bond
3.250%, 10/26/26(m)		$200,000	193,200

Total Foreign Government Securities			1,367,440

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Loan Participations (0.4%)
Consumer Discretionary (0.1%)
Media (0.1%)
Charter Communications Operating LLC
(ICE LIBOR USD 1 Month + 2.00%), 3.580%, 4/30/25(k)		$98,500	$99,054

Total Consumer Discretionary			99,054

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petroleo Global Trading BV
(ICE LIBOR USD 6 Month + 2.14%), 3.597%, 2/19/20(k)		100,000	99,250

Total Energy			99,250

Information Technology (0.2%)
Semiconductors & Semiconductor Equipment (0.2%)
Energy Future Intermediate Holding Co. LLC
(ICE LIBOR USD 1 Month + 3.00%), 4.567%, 6/30/18(k)		100,000	100,350

Total Information Technology			100,350

Total Loan Participations			298,654

Mortgage-Backed Securities (3.1%)
FNMA
4.550%, 10/1/19		74,689	76,849
4.910%, 10/1/19		61,582	63,591
4.730%, 2/1/20		70,352	72,220
3.270%, 10/1/20		68,881	69,937
3.416%, 10/1/20		152,100	154,948
3.915%, 10/1/20		102,244	105,434
3.310%, 11/1/20		85,000	86,416
3.762%, 12/1/20		68,039	69,936
2.761%, 4/1/21		68,318	68,486
4.381%, 6/1/21		130,387	136,976
3.840%, 7/1/21		70,164	72,518
4.018%, 8/1/21		69,541	72,265
4.500%, 8/1/21		80,000	84,567
4.010%, 9/1/21		72,029	74,935
4.106%, 9/1/21		71,456	74,522
3.300%, 12/1/21		171,688	174,754
2.900%, 6/1/22		71,452	71,730
2.210%, 9/1/26		220,000	205,420
3.110%, 2/1/28		115,000	114,350
3.259%, 2/1/28		45,000	45,243
3.200%, 3/1/31		221,679	220,130
3.480%, 11/1/35		54,876	55,161

Total Mortgage-Backed Securities			2,170,388

Municipal Bonds (0.8%)
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Subseries G3
5.267%, 5/1/27		115,000	131,077
City of New York, General Obligation Bonds, Series D
5.985%, 12/1/36		100,000	125,706
Commonwealth of Puerto Rico, General Obligation Bonds
5.000%, 7/1/41(h)		50,000	12,500
State of California, High Speed Passenger Train, General Obligation Bonds, Series B
2.193%, 4/1/47(l)		150,000	149,622
Texas Public Finance Authority, Windstorm Insurance Association Premium, Revenue Bonds
8.250%, 7/1/24		100,000	103,905
Tobacco Settlement Finance Authority
(Zero Coupon), 6/1/47		300,000	17,640

Total Municipal Bonds			540,450

U.S. Treasury Obligations (15.4%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS		392,583	441,989
U.S. Treasury Inflation Linked Notes
0.125%, 7/15/24 TIPS		1,038,840	1,016,467
0.250%, 1/15/25 TIPS		416,576	408,202
0.625%, 1/15/26 TIPS		311,436	312,368
0.375%, 7/15/27 TIPS		302,514	296,909
U.S. Treasury Notes
1.875%, 12/15/20		1,200,000	1,186,350
1.875%, 7/31/22		3,000,000	2,921,039
2.000%, 11/30/22		810,000	790,921
2.375%, 1/31/23		130,000	129,086
1.375%, 8/31/23		500,000	468,680
2.250%, 12/31/23		450,000	441,186
2.250%, 1/31/24		150,000	146,967
2.750%, 2/15/24		100,000	100,734
2.000%, 4/30/24		400,000	385,487
2.500%, 5/15/24		100,000	99,236
2.000%, 5/31/24		1,200,000	1,155,581
2.125%, 7/31/24		400,000	387,591
2.375%, 8/15/24		200,000	196,714

Total U.S. Treasury Obligations			10,885,507

Total Long-Term Debt Securities (92.0%)
(Cost $63,654,634)			64,912,973

SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.2%)
Barclays Bank plc
1.94%, 9/4/18		150,000	149,864

Foreign Government Treasury Bills (3.5%)
Argentina Treasury Bills
25.41%, 4/18/18(p)	ARS	1,100,000	53,135
3.05%, 5/24/18(p)		100,000	99,066
3.12%, 6/15/18(p)		100,000	98,858
3.80%, 6/29/18(p)		100,000	98,471
Hellenic Republic
1.19%, 3/9/18(p)	EUR	100,000	124,004
Japan Treasury Bills
(0.04)%, 2/5/18(p)	JPY	80,000,000	732,806
(0.03)%, 3/12/18(p)		60,000,000	549,622
(0.11)%, 4/9/18(p)		75,000,000	687,148

Total Foreign Government Treasury Bills			2,443,110

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	164,402	$164,435

	Principal Amount
U.S. Government Agency Security (0.8%)
FHLB
1.38%, 2/28/18(o)(p)	$600,000	599,354

U.S. Treasury Obligations (2.3%)
U.S. Treasury Bills
1.26%, 2/1/18(p)	515,000	514,982
1.37%, 4/19/18(p)	705,000	702,915
1.41%, 4/26/18(p)	359,000	357,811
1.49%, 6/14/18#(p)	40,000	39,779

Total U.S. Treasury Obligations		1,615,487

Total Short-Term Investments (7.0%)
(Cost $4,908,035)		4,972,250

	Number of Contracts
OPTIONS PURCHASED:
Call Options Purchased (0.1%)
Call Interest Rate Swaptions Purchased Payable (0.1%)
30 years, December 2018 @
3.05% v. 3 Month LIBOR
Exercise Price: USD 3.05,
Notional Amount: USD 1,150,000
Counterparty: Bank of America*	1,150,000	38,474
30 years, December 2019 @
2.95% v. 3 Month LIBOR
Exercise Price: USD 2.95,
Notional Amount: USD 300,000
Counterparty: Bank of America*	300,000	19,201

Total Options Purchased (0.1%) (Cost $70,332)		57,675

Total Investments in Securities (99.1%) (Cost $68,633,001)		69,942,898
Other Assets Less Liabilities (0.9%)		621,644

Net Assets (100%)		$70,564,542

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2018, the market value of these securities amounted to $13,084,251 or 18.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $35,801.

(b)	Rule 144A Illiquid Security. At January 31, 2018, the market value of these securities amounted to $1,982,438 or 2.8% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2018. Maturity date disclosed is the ultimate maturity date.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2018.

(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2018.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2018, the market value of these securities amounted to $1,443,784 or 2.0% of net assets.

(o)	Discount Note Security. Effective rate calculated as of January 31, 2018.

(p)	Yield to maturity.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2018.

Glossary:

ARS — Argentina Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CDI — Interbank Certificate of Deposit

CLO — Collateralized Loan Obligation

EGP — Egyptian Pound

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

KRW — Korean Republic Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

PEN — Peru Nuevo Sol

PIK — Payment-in Kind Security

RUB — Russian Ruble

SGD — Singapore Dollar

TBA — To Be Announced; Security is subject to delayed delivery

TIIE — Interbank Equilibrium Interest Rate

TIPS — Treasury Inflation Protected Security

TRY — Turkish Lira

TWD — New Taiwan Dollar

USD — United States Dollar

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

Futures contracts outstanding as of January 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
U.S. Treasury 10 Year Note	5	3/2018	USD	607,891	(15,710)
U.S. Treasury 5 Year Note	24	3/2018	USD	2,753,062	(39,817)

					(55,527)

Short Contracts
Euro-Bobl	(2)	3/2018	EUR	(323,920)	4,760
Euro-BTP	(14)	3/2018	EUR	(2,363,564)	6,169
U.S. Treasury 2 Year Note	(2)	3/2018	USD	(426,469)	402
U.S. Treasury Long Bond	(1)	3/2018	USD	(147,813)	5,436
U.S. Treasury Ultra Bond	(3)	3/2018	USD	(485,813)	14,525
3 Month Eurodollar	(16)	6/2019	USD	(3,897,799)	25,367

					56,659

					1,132

Forward foreign currency contracts outstanding as of January 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	892,562	USD	268,133	JPMorgan Chase Bank**	2/2/2018	12,018
EUR	943,000	USD	1,166,491	Bank of America	2/2/2018	4,291
GBP	255,000	USD	359,739	Deutsche Bank AG	2/2/2018	2,323
GBP	25,000	USD	35,186	JPMorgan Chase Bank	2/2/2018	310
TRY	643,000	USD	161,185	Bank of America	2/15/2018	9,345
BRL	892,562	USD	276,403	Deutsche Bank AG**	3/2/2018	2,942
MXN	4,840,433	USD	254,800	Bank of America	3/21/2018	3,331
EGP	3,722,000	USD	200,000	Bank of America**	4/26/2018	8,552
EGP	1,470,190	USD	79,000	JPMorgan Chase Bank**	4/30/2018	3,322
RUB	10,492,510	USD	182,753	Bank of America**	5/25/2018	1,407

Total unrealized appreciation						47,841

USD	175,039	AUD	223,000	Bank of America	2/2/2018	(4,655)
USD	277,193	BRL	892,562	Deutsche Bank AG**	2/2/2018	(2,958)
USD	177,787	CAD	221,000	JPMorgan Chase Bank	2/2/2018	(1,888)
USD	934,585	EUR	777,000	Bank of America	2/2/2018	(30,099)
USD	25,731	EUR	21,000	Deutsche Bank AG	2/2/2018	(342)
USD	309,068	EUR	251,000	JPMorgan Chase Bank	2/2/2018	(2,561)
USD	344,875	GBP	255,000	Bank of America	2/2/2018	(17,187)
USD	26,224	JPY	2,900,000	JPMorgan Chase Bank	2/2/2018	(340)
USD	705,216	JPY	80,000,000	Bank of America	2/5/2018	(27,705)
ARS	3,210,880	USD	173,000	Bank of America**	2/14/2018	(10,391)
ARS	420,240	USD	21,634	Deutsche Bank AG**	2/23/2018	(442)
USD	1,168,528	EUR	943,000	Bank of America	3/2/2018	(4,184)
USD	360,093	GBP	255,000	Deutsche Bank AG	3/2/2018	(2,317)
USD	118,644	EUR	100,000	Deutsche Bank AG	3/9/2018	(5,777)
USD	536,277	JPY	60,000,000	Bank of America	3/12/2018	(14,434)
USD	270,136	KRW	300,444,720	Deutsche Bank AG**	3/14/2018	(11,386)
USD	271,845	SGD	369,766	Bank of America	3/14/2018	(10,256)
USD	264,201	TWD	7,928,680	Deutsche Bank AG**	3/14/2018	(8,318)
USD	676,613	JPY	75,000,000	Goldman Sachs	4/9/2018	(13,028)
USD	53,816	ARS	1,100,000	Credit Suisse**	4/18/2018	(188)
USD	100,000	EGP	1,861,000	Bank of America**	4/26/2018	(4,276)
ARS	400,000	USD	19,704	JPMorgan Chase Bank**	5/16/2018	(347)

Total unrealized depreciation						(173,079)

Net unrealized depreciation						(125,238)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

Written Call Options Contracts as of January 31, 2018 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Value ($)

Foreign Exchange MXN/USD	Bank of America	200,000	USD (200,000)	USD	19.50	2/27/2018	(498)
Foreign Exchange RUB/USD	Bank of America	200,000	USD (200,000)	USD	61.25	2/27/2018	(70)
FNMA TBA, 3.50%	JPMorgan Chase Bank	600,000	USD (600,000)	USD	102.26	3/6/2018	(42)

							(610)

Written Put Options Contracts as of January 31, 2018 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)

5 years, December 2018 @
2.70% v. 3 Month LIBOR	Bank of America	5,800,000	USD	(5,800,000)	USD	2.70	12/14/2023	(69,980)
5 years, December 2019 @
2.75% v. 3 Month LIBOR	Bank of America	1,300,000	USD	(1,300,000)	USD	2.75	12/11/2024	(23,999)
FNMA TBA, 3.50%	JPMorgan Chase Bank	600,000	USD	(600,000)	USD	101.26	3/6/2018	(6,795)

								(100,774)

Total Written Options Contracts (Premiums Received ($82,227))								(101,384)

OTC Credit default swap contracts outstanding-sell protection as of January 31, 2018 (Note 1):

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)

Republic of Colombia	1.00	Quarterly	Bank of America	6/20/2022	0.78	USD	200,000	(2,669)	4,695	2,026
United Mexican States	1.00	Quarterly	Bank of America	12/20/2021	0.73	USD	100,000	(2,989)	4,098	1,109

								(5,658)	8,793	3,135

Federative Republic of Brazil	1.00	Quarterly	Bank of America	6/20/2022	1.28	USD	100,000	(5,558)	4,523	(1,035)

								(5,558)	4,523	(1,035)

								(11,216)	13,316	2,100

Centrally Cleared Credit default swap contracts outstanding-buy protection as of January 31, 2018 (Note 1):

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)

CDX North America High Yield Index	5.00	Quarterly	12/20/2022	3.01	USD	100,000	(8,354)	(592)	(8,946)
iTraxx Europe	1.00	Quarterly	12/20/2022	0.44	EUR	350,000	(11,420)	(959)	(12,379)
iTraxx Europe Senior Financials	1.00	Quarterly	6/20/2022	0.34	EUR	300,000	(10,487)	(799)	(11,286)

							(30,261)	(2,350)	(32,611)

Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2018 (Note 1):

Floating Rate Index1	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront Payments(Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)

1 Day CDI at maturity	10.23% at maturity	Pay	1/2/2025	BRL	798,572	(31)	12,126	12,095
3 Month LIBOR quarterly	1.25% semi-annually	Receive	6/15/2018	USD	5,700,000	12,896	(770)	12,126
3 Month LIBOR quarterly	1.75% semi-annually	Receive	12/16/2018	USD	7,000,000	13,709	3,107	16,816
3 Month LIBOR quarterly	1.75% semi-annually	Receive	12/21/2026	USD	2,300,000	159,603	18,637	178,240
3 Month LIBOR quarterly	1.50% semi-annually	Receive	6/21/2027	USD	1,200,000	111,694	12,321	124,015
3 Month LIBOR quarterly	1.75% semi-annually	Receive	12/21/2023	USD	2,600,000	109,303	16,281	125,584
3 Month LIBOR quarterly	2.30% semi-annually	Receive	12/3/2025	USD	700,000	13,397	6,107	19,504
3 Month LIBOR quarterly	2.25% semi-annually	Receive	9/14/2046	USD	120,000	11,905	2,063	13,968

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

Floating Rate Index1	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)

6 Month EURIBOR semi-annually	1.50% annually	Receive	3/21/2048	EUR	300,000	3,967	2,296	6,263
6 Month LIBOR semi-annually	0.45% semi-annually	Receive	3/20/2029	JPY	130,000,000	(3)	346	343
6 Month LIBOR semi-annually	0.30% semi-annually	Receive	3/21/2028	JPY	20,000,000	(3)	1,238	1,235
6 Month LIBOR semi-annually	1.00% semi-annually	Receive	3/21/2023	GBP	2,000,000	27,166	22,947	50,113

						463,603	96,699	560,302

3 Month LIBOR quarterly	2.00% semi-annually	Pay	12/16/2020	USD	1,400,000	(13,267)	(4,070)	(17,337)
4 Week TIIE monthly	7.35% monthly	Pay	9/30/2027	MXN	4,800,000	(8,599)	(1,850)	(10,449)
6 Month EURIBOR semi-annually	0.50% annually	Pay	3/21/2023	EUR	1,600,000	7,886	(9,371)	(1,485)
6 Month LIBOR semi-annually	2.00% semi-annually	Receive	3/18/2022	GBP	200,000	(11,453)	2,749	(8,704)
6 Month LIBOR semi-annually	0.30% semi-annually	Receive	3/18/2026	JPY	90,000,000	11	(2,165)	(2,154)

						(25,422)	(14,707)	(40,129)

						438,181	81,992	520,173

1	Value of floating rate index at January 31, 2018 was as follows:

Floating Rate Index	Value

3 Month LIBOR USD	1.78%
6 Month EURIBOR EUR	(0.28)%
6 Month LIBOR GBP	0.60%
6 Month LIBOR JPY	0.02%
4 Week TIIE MXN	7.66%
1 Day CDI	6.89%

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total

Assets:
Asset-Backed Securities	$—	$18,197,989	$—	$18,197,989
Centrally Cleared Interest Rate Swaps	—	100,218	—	100,218
Collateralized Mortgage Obligations	—	7,464,137	—	7,464,137
Commercial Mortgage-Backed Securities	—	6,146,538	—	6,146,538
Corporate Bonds
Consumer Discretionary	—	1,223,221	—	1,223,221
Consumer Staples	—	610,261	—	610,261
Energy	—	1,388,998	—	1,388,998
Financials	—	8,570,775	—	8,570,775
Health Care	—	1,509,563	—	1,509,563
Industrials	—	795,117	—	795,117
Information Technology	—	380,877	—	380,877
Materials	—	329,446	—	329,446
Real Estate	—	809,912	—	809,912
Telecommunication Services	—	1,188,919	—	1,188,919

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total

Utilities	$—	$1,034,781	$—	$1,034,781
Credit Default Swaps	—	13,316	—	13,316
Foreign Government Securities	—	1,367,440	—	1,367,440
Forward Currency Contracts	—	47,841	—	47,841
Futures	56,659	—	—	56,659
Loan Participations
Consumer Discretionary	—	99,054	—	99,054
Energy	—	99,250	—	99,250
Information Technology	—	100,350	—	100,350
Mortgage-Backed Securities	—	2,170,388	—	2,170,388
Municipal Bonds	—	540,450	—	540,450
Options Purchased
Call Options Purchased	—	57,675	—	57,675
Short-Term Investments
Certificates of Deposit	—	149,864	—	149,864
Foreign Government Treasury Bills	—	2,443,110	—	2,443,110
Investment Company	164,435	—	—	164,435
U.S. Government Agency Security	—	599,354	—	599,354
U.S. Treasury Obligations	—	1,615,487	—	1,615,487
U.S. Treasury Obligations	—	10,885,507	—	10,885,507

Total Assets	$221,094	$69,939,838	$—	$70,160,932

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(2,350)	$—	$(2,350)
Centrally Cleared Interest Rate Swaps	—	(18,226)	—	(18,226)
Forward Currency Contracts	—	(173,079)	—	(173,079)
Futures	(55,527)	—	—	(55,527)
Options Written
Call Options Written	—	(610)	—	(610)
Put Options Written	—	(100,774)	—	(100,774)

Total Liabilities	$(55,527)	$(295,039)	$—	$(350,566)

Total	$165,567	$69,644,799	$—	$69,810,366

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2018.

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,145,274
Aggregate gross unrealized depreciation	(942,193)

Net unrealized appreciation	$1,203,081

Federal income tax cost of investments in securities and derivative instruments, if applicable	$69,003,989

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Funds. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC, d/b/a 1290 Asset Managers® (“1290 Asset Managers” or “FMG LLC” or the “Adviser”), a wholly owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of January 31, 2018, is included in the Portfolios of Investments. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Funds’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Fund. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements and any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect such Fund’s NAV. None of the Funds applied these procedures on January 31, 2018.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
Trustee, President and Chief Executive Officer
March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
March 26, 2018

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
March 26, 2018